UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2014

Item 1.  Schedule of Investments.

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2014

		Value
Shares		(note 2)

Investment companies - 65.05%

Alternatives - 5.77%

177,284	ASG Global Alternatives
	Fund	$ 1,951,899
135,077	Franklin Templeton Hard
	Currency Fund *	1,260,266
100,892	Sprott Physical Gold Trust *	1,079,544
		4,291,709

Equity - 31.79%

110,310	Calamos Market Neutral
	Income Fund	1,419,687
49,337	Gateway Fund	1,437,194
136,534	Graphite Enterprise Trust plc	1,318,597
118,589	HarbourVest Global Private
	Equity Ltd (a) *	1,343,020
186,815	Henderson Global Equity
	Income Fund (b)	1,586,063
80,696	Henderson Global
	Technology Fund (b) *	2,094,877
28,579	iShares High Dividend
	Equity Fund	2,108,844
25,277	iShares MSCI EAFE
	Minimum Volatility Index
	Fund	1,625,564
32,569	iShares MSCI Emerging
	Markets Minimum Volatility
	ETF	1,896,818
12,618	iShares Russell 1000 Value
	ETF	1,228,741
12,237	iShares Russell 2000 Value
	ETF	1,202,775
83,411	PowerShares International
	Dividend Achievers Portfolio	1,548,942
12,704	SPDR S&P 500 ETF Trust	2,393,815
32,032	Vanguard Dividend
	Appreciation ETF	2,434,112
		23,639,049

Fixed income - 27.49%

126,754	Henderson Strategic Income
	Fund (b)	1,163,603
294,560	Henderson Unconstrained
	Bond Fund (b)	2,969,169
19,876	iShares Global High Yield
	Corporate Bond Fund	1,083,832
16,164	iShares iBoxx $ High Yield
	Corporate Bond Fund	1,524,912
17,140	iShares iBoxx Investment
	Grade Corporate Bond Fund	2,025,091
14,172	iShares JP Morgan USD
	Emerging Markets Bond
	Fund	1,589,673
31,155	iShares TIPS Bond ETF	3,538,585
176,416	MSIF Multi-Asset Portfolio	2,102,881
18,126	PIMCO Enhanced Short
	Maturity ETF	1,838,520
105,245	PowerShares Senior Loan
	Portfolio	2,603,762
		20,440,028

	Total investment
	companies
	(Cost $45,128,337)	48,370,786

Short-term investment - 33.88%

25,197,795	Fidelity Institutional Treasury
	Portfolio (c)	25,197,795

	Total short-term
	investment
	(Cost $25,197,795)	25,197,795

Total investments - 98.93%
	(Cost $70,326,132)	73,568,581

Financial Derivative Instruments (d) – 0.19%		142,924

Net other assets and liabilities –
0.88%		652,954

Total net assets – 100.00%		$ 74,364,459

*	Non-income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Affiliated holding, see notes to portfolio of investments for further information.
(c)	This short-term investment has been segregated for open futures contracts and forward foreign currency contracts at April 30, 2014.
ETF	Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2014 (continued)

(d) Financial Derivative Instruments

Exchange-Traded or Centrally-Cleared Financial Derivative Instruments

The Fund held the following open futures contracts at April 30, 2014:

			Current	Unrealized
	Number of	Expiration	notional	appreciation/
	contracts	date	value	(depreciation)
EURO STOXX 50 Index (Long)	96	6/20/14	$ 4,188,685	$ 181,132
FTSE 100 Index (Long)	50	6/20/14	5,693,704	186,146
Nikkei 225 Index (Long)	35	6/12/14	4,868,196	(194,282)
Total				$ 172,996

Over-the-Counter Financial Derivative Instruments

The Fund held the following open forward foreign currency contracts at April 30, 2014:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
British Pound (Short)	State Street Bank, London	5/20/14	1,900	$ 3,207,506	$ (37,386)
Euro (Short)	State Street Bank, London	5/20/14	840	1,165,333	(9,945)
Japanese Yen (Long)	State Street Bank, London	5/20/14	531,045	5,194,925	17,259
Total					$ (30,072)
Total Financial Derivative Instruments					$ 142,924

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:

	Quoted
	prices in
	active		Significant
	markets for		other	Significant
	identical		observable	unobservable
	assets		inputs	inputs
Description	(level 1)		(level 2)	(level 3)	Total
Assets
Investment Companies	$48,370,786		$—	$—	$48,370,786
Short-Term Investment	25,197,795		—	—	25,197,795
Total Investments	73,568,581		—	—	73,568,581
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—		17,259	—	17,259
Futures Contracts	367,278		—	—	367,278
Total Financial Derivative Instruments	$367,278		$17,259	$—	$384,537
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—		(47,331)	—	(47,331)
Futures Contracts	(194,282)		—	—	(194,282)
Total Financial Derivative Instruments	$(194,282	) $	(47,331)	$—	$(241,613)
*These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds		Portfolio of investments
		(unaudited)

Dividend & Income Builder Fund
April 30, 2014

		Value
Shares		(note 2)

Common stocks - 82.45%

Australia - 1.55%
15,548	Amcor, Ltd.	$ 148,630
39,677	Toll Holdings, Ltd.	194,989
		343,619

Finland - 0.56%
3,144	Nokian Renkaat Oyj	124,835

France - 7.12%
3,775	BNP Paribas S.A.	283,387
7,883	GDF Suez	198,771
3,827	Nexity S.A.	171,493
5,501	Rexel S.A.	138,899
3,518	Schneider Electric S.A.	329,691
6,487	Total S.A.	463,306
		1,585,547

Germany - 8.15%
2,811	BASF SE	325,363
2,780	Bayer AG	385,683
2,471	Bayerische Motoren Werke AG	309,150
2,732	Deutsche Boerse AG	200,087
7,902	Deutsche Post AG	297,476
1,285	Muenchener Rueckversicherungs-Gesellschaft AG	296,738
		1,814,497

Hong Kong - 3.07%
62,000	Shanghai Industrial Holdings, Ltd.	190,727
100,000	SJM Holdings, Ltd.	277,959
18,500	Swire Pacific, Ltd., Class A	213,445
		682,131

Ireland - 1.22%
5,165	Seagate Technology plc	271,576

Italy - 1.59%
13,642	ENI SpA	354,109

Japan - 1.58%
22,000	Daiwa Securities Group, Inc.	164,621
95,600	Mizuho Financial Group, Inc.	187,020
		351,641

Luxembourg - 0.89%
1,785	RTL Group S.A.	198,188

Netherlands - 2.89%
6,567	Nielsen Holdings N.V.	308,321
10,503	Reed Elsevier N.V.	214,271

See notes to portfolio of investments

Henderson Global Funds		Portfolio of investments
		(unaudited)

Dividend & Income Builder Fund
April 30, 2014 (continued)

		Value
Shares		(note 2)
4,326	Wolters Kluwer N.V.	$ 120,454
		643,046

Norway - 1.09%
8,008	Statoil ASA	243,030

Sweden - 1.74%
26,837	Nordea Bank AB	387,767

Switzerland - 10.69%
6,210	ABB, Ltd. *	149,164
3,189	Garmin, Ltd.	182,092
4,130	Nestle S.A.	318,866
5,037	Novartis AG	436,681
1,430	Roche Holding AG	419,202
854	Syngenta AG	338,262
15,257	UBS AG *	318,974
756	Zurich Insurance Group AG *	216,552
		2,379,793

Taiwan - 1.24%
13,696	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	275,289

United Kingdom - 16.92%
5,747	BHP Billiton plc	186,205
6,747	British American Tobacco plc	389,252
15,820	British Sky Broadcasting Group plc	235,052
31,024	Centrica plc	172,857
16,305	Hiscox, Ltd.	194,357
28,992	HSBC Holdings plc	295,707
27,126	Investec plc	238,845
91,150	Legal & General Group plc	325,955
35,147	Meggitt plc	282,884
13,420	Prudential plc	307,813
5,212	Rio Tinto plc	283,754
38,771	Standard Life plc	250,192
77,526	Vodafone Group plc	293,139
14,418	WPP plc	310,134
		3,766,146

United States - 22.15%
5,180	Baxter International, Inc.	377,052
8,637	Cisco Systems, Inc.	199,601
1,417	Cummins, Inc.	213,754
2,147	Deere & Co.	200,401
7,490	General Electric Co.	201,406
5,451	JPMorgan Chase & Co.	305,147
4,213	L Brands, Inc.	228,345
3,585	Las Vegas Sands Corp.	283,681
1,641	Lockheed Martin Corp.	269,354
5,793	Microsoft Corp.	234,037
2,085	National Oilwell Varco, Inc.	163,735

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2014 (continued)

					Value
	Shares				(note 2)
	8,367	Pfizer, Inc.			$ 261,720
	3,141	PNC Financial Services Group, Inc.			263,970
	3,554	QUALCOMM, Inc.			279,735
	5,847	Six Flags Entertainment Corp.			234,699
	3,800	Stanley Black & Decker, Inc.			326,382
	2,786	Texas Instruments, Inc.			126,624
	1,065	Verizon Communications, Inc.			49,778
	4,158	Verizon Communications, Inc.			194,303
	3,797	Walgreen Co.			257,816
	5,223	Wells Fargo & Co.			259,270
					4,930,810
	Total common stocks
	(Cost $17,200,884)				18,352,024
	Face
	amount		Coupon	Maturity

Corporate bonds - 12.02%

		France – 0.50%
USD	100,000	BNP Paribas S.A. (a) (b)	7.195%	6/25/37	112,500

		Luxembourg – 1.17%
USD	56,000	Intelsat Jackson Holdings S.A. (a)	5.500%	8/1/23	55,020
USD	200,000	Wind Acquisition Finance S.A. (a)	7.375%	4/23/21	206,000
					261,020

		United Kingdom – 2.84%
GBP	100,000	AA Bond Co., Ltd.	9.500%	7/31/19	190,789
USD	130,000	Barclays Bank plc (b)	6.860%	6/15/32	140,498
USD	75,000	Lloyds Banking Group plc (a) (b)	6.657%	5/21/37	80,062
USD	100,000	Prudential plc (b)	6.500%	6/23/14	101,375
USD	100,000	Royal Bank of Scotland Group plc	6.100%	6/10/23	106,134
USD	12,000	WPP Finance 2010	4.750%	11/21/21	13,034
					631,892

		United States – 7.51%
USD	100,000	Avis Budget Car Rental LLC	5.500%	4/1/23	101,500
	100,000	Cequel Communications Holdings I
USD		LLC/Cequel Capital Corp. (a)	6.375%	9/15/20	105,250
USD	50,000	CHS/Community Health Systems, Inc.	7.125%	7/15/20	53,688
USD	100,000	CHS/Community Health Systems, Inc.	8.000%	11/15/19	109,875
USD	100,000	Constellation Brands, Inc.	4.250%	5/1/23	98,500
USD	152,000	First Data Corp.	10.625%	6/15/21	173,090
USD	100,000	HBOS Capital Funding LP (b)	6.850%	6/23/14	100,812
USD	25,000	Infor US, Inc.	9.375%	4/1/19	28,188
USD	75,000	Iron Mountain, Inc.	6.000%	8/15/23	80,063
USD	100,000	Regal Entertainment Group	5.750%	2/1/25	99,500
USD	90,000	Service Corp. International	8.000%	11/15/21	104,742
USD	90,000	Sprint Communications, Inc. (a)	7.000%	3/1/20	104,287
USD	68,000	Sprint Corp. (a)	7.125%	6/15/24	71,570

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	50,000	T-Mobile USA, Inc.	6.542%	4/28/20	$ 53,938
USD	80,000	T-Mobile USA, Inc.	6.125%	1/15/22	84,400
USD	90,000	Tenet Healthcare Corp.	8.000%	8/1/20	98,100
USD	50,000	Tenet Healthcare Corp.	8.125%	4/1/22	55,625
USD	100,000	Verizon Communications, Inc.	6.550%	9/15/43	123,798
USD	25,000	Wal-Mart Stores, Inc.	4.000%	4/11/43	23,861
					1,670,787
	Total corporate bonds
	(Cost $2,564,993)				2,676,199

	Shares
REITs - 1.22%

	France - 1.22%
	2,662	ICADE			271,445
	Total REITs
	(Cost $266,441)				271,445
	Total long-term investments
	(Cost $20,032,318)				21,299,668
Short-term investment - 1.94%
	431,750	Fidelity Institutional Treasury Portfolio			431,750
	Total short-term investment
	(Cost $431,750)				431,750
Total investments - 97.63%
	(Cost $20,464,068)				21,731,418
Net other assets and liabilities – 2.37%					527,778
Total net assets – 100.00%					$ 22,259,196

*	Non-income producing security
(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2014, the restricted securities held by the Fund had an aggregate value of $734,689, which represented 3.3% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
ADR American Depositary Receipts
REIT Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	8.77%
Pharmaceuticals	6.75
Integrated Oil & Gas	4.76
Life & Health Insurance	4.43
Casinos & Gaming	2.52
Diversified Capital Markets	2.51
Aerospace & Defense	2.48
Air Freight & Logistics	2.21
Communications Equipment	2.15
Diversified Metals & Mining	2.11
Construction & Farm Machinery & Heavy
Trucks	1.86
Semiconductors	1.81
Industrial Conglomerates	1.76
Tobacco	1.75
Health Care Equipment	1.69
Multi-Utilities	1.67
Fertilizers & Agricultural Chemicals	1.52
Publishing	1.50
Electrical Components & Equipment	1.48
Industrial Machinery	1.47
Diversified Chemicals	1.46
Packaged Foods & Meats	1.43
Medical-Hospitals	1.43
Advertising	1.39
Automobile Manufacturers	1.39
Research & Consulting Services	1.38
Other Diversified Financial Services	1.37
Reinsurance	1.33
Wireless Telecommunication Services	1.32
Computers-Memory Devices	1.22
Diversified REITs	1.22
Regional Banks	1.19
Drug Retail	1.16
Integrated Telecommunication Services	1.10
Cable & Satellite	1.06
Leisure Facilities	1.05
Systems Software	1.05
Apparel Retail	1.03
Telephone-Integrated	1.02
Multi-line Insurance	0.97
Diversified Real Estate Activities	0.96
Cellular Telecommunications	0.94
Telecommunication Services	0.93
Specialized Finance	0.90
Broadcasting	0.89
Property & Casualty Insurance	0.87
Auto Repair Centers	0.86
Consumer Electronics	0.82
Data Processing/Management	0.78

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2014 (continued)

Homebuilding	0.77
Investment Banking & Brokerage	0.74
Oil & Gas Equipment & Services	0.74
Heavy Electrical Equipment	0.67
Paper Packaging	0.67
Trading Companies & Distributors	0.62
Tires & Rubber	0.56
Cable TV	0.47
Funeral Services & Related Items	0.47
Rental Auto/Equipment	0.46
Movies & Entertainment	0.45
Distillers & Vintners	0.44
Diversified Support Services	0.36
Satellite Telecommunications	0.25
Enterprise Software/Services	0.13
Hypermarkets & Super Centers	0.11
Advertising Services	0.06
Long-Term Investments	95.69
Short-Term Investment	1.94
Total Investments	97.63
Net Other Assets and Liabilities	2.37
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$343,619	$—	$—	$343,619
Finland	124,835	—	—	124,835
France	1,585,547	—	—	1,585,547
Germany	1,814,497	—	—	1,814,497
Hong Kong	682,131	—	—	682,131
Ireland	271,576	—	—	271,576
Italy	354,109	—	—	354,109
Japan	351,641	—	—	351,641
Luxembourg	198,188	—	—	198,188
Netherlands	643,046	—	—	643,046
Norway	243,030	—	—	243,030
Sweden	387,767	—	—	387,767
Switzerland	2,379,793	—	—	2,379,793
Taiwan	275,289	—	—	275,289
United Kingdom	3,766,146	—	—	3,766,146
United States	4,930,810	—	—	4,930,810
Total Common Stocks	18,352,024	—	—	18,352,024
Corporate Bonds
France	—	112,500	—	112,500
Luxembourg	—	261,020	—	261,020
United Kingdom	—	631,892	—	631,892
United States	—	1,670,787	—	1,670,787
Total Corporate Bonds	—	2,676,199	—	2,676,199
REITs
France	271,445	—	—	271,445
Total REITs	271,445	—	—	271,445
Short-Term Investment	431,750	—	—	431,750
Total Investments	$19,055,219	$2,676,199	$—	$21,731,418

During the period ended April 30, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
April 30, 2014

		Value
Shares		(note 2)

Common stocks - 90.41%

	Australia - 0.15%
446,325	Cape Lambert Resources,
	Ltd. *	$ 41,464

	Brazil - 9.30%
106,199	BM&FBovespa S.A.	542,961
28,000	Cielo S.A.	496,020
12,436	Embraer S.A., ADR	427,798
22,100	Kroton Educacional S.A.	473,370
17,800	Linx S.A.	388,451
26,600	Via Varejo S.A. *	286,310
		2,614,910

	China - 15.47%
1,700,000	Agricultural Bank of China
	Ltd., Class H	710,439
147,500	Anhui Conch Cement Co.,
	Ltd., Class H	546,018
3,656	Baidu, Inc., ADR *	562,476
432,000	Brilliance China Automotive
	Holdings, Ltd.	661,962
550,000	Huaneng Power
	International, Inc., Class H	537,021
87,500	Ping An Insurance Co. of
	China, Ltd., Class H	646,125
216,600	Samsonite International S.A.	688,666
		4,352,707

	Colombia - 1.26%
25,300	Grupo Nutresa S.A.	355,088

	Greece - 1.68%
80,000	InternetQ plc *	472,752

	Hong Kong - 2.08%
210,000	SJM Holdings, Ltd.	583,713

	India - 7.68%
220,000	Dabur India Ltd.	654,729
22,766	Tata Motors, Ltd., ADR	851,904
150,000	Zee Entertainment
	Enterprises Ltd.	653,569
		2,160,202

	Indonesia - 2.87%
943,500	PT Bank Rakyat Indonesia
	Tbk	807,910

	Kazakhstan - 1.42%
955,965	International Petroleum, Ltd.
	(a) (b) *	—
40,059	Nostrum Oil & Gas LP, GDR
	(a)	400,590
		400,590

	Kenya - 1.08%
40,000	Africa Oil Corp. *	303,434

	Korea - 11.32%
1,532	Hyundai Motor Co.	341,005
18,500	Paradise Co., Ltd.	687,506
2,819	Samsung Fire & Marine
	Insurance Co., Ltd.	668,397
19,490	SK Hynix, Inc. *	757,305
3,526	SK Telecom Co., Ltd.	728,541
		3,182,754

	Liberia - 1.18%
92,264	African Petroleum Corp.,
	Ltd. (a) (b) *	22,286
2,216,086	Sable Mining Africa, Ltd. *	308,685
		330,971

	Luxembourg - 2.12%
3,000	Millicom International
	Cellular S.A.	296,669
6,800	Tenaris S.A., ADR	299,540
		596,209

	Malaysia - 1.82%
168,400	Malayan Banking Bhd	510,537

	Mexico - 4.03%
4,739	Fomento Economico
	Mexicano, S.A.B. de C.V.,
	ADR	430,159
50,000	Grupo Aeroportuario del
	Centro Norte, S.A.B. de C.V.
	*	183,218
173,000	Grupo Mexico S.A.B. de
	C.V., Series B	521,007
		1,134,384

	Panama - 2.32%
12,000	Banco Latinoamericano de
	Comercio Exterior S.A.,
	Class E	308,640
2,550	Copa Holdings S.A., Class A	344,964
		653,604

	Peru - 1.33%
2,500	Credicorp, Ltd.	373,125

	Russia - 1.62%
85,000	RusPetro plc (a) *	20,809
97,000	Sberbank of Russia	197,431

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
April 30, 2014 (continued)

		Value
Shares		(note 2)
40,000	TCS Group Holding plc,
	GDR *	$ 238,400
		456,640

	South Africa - 1.09%
15,318	MTN Group, Ltd.	306,942

	Taiwan - 9.43%
1,070,500	CTBC Financial Holding
	Co., Ltd.	636,316
400,000	Taiwan Cement Corp.	634,479
198,000	Taiwan Semiconductor
	Manufacturing Co., Ltd.	776,972
1,215,000	Yuanta Financial Holding
	Co., Ltd.	605,529
		2,653,296

	Thailand - 3.90%
87,800	AIA Group, Ltd.	425,809
1,200,000	Krung Thai Bank pcl	671,199
		1,097,008

	Turkey - 2.56%
100,000	Turk Hava Yollari	319,670
60,000	Turkiye Halk Bankasi AS	400,654
		720,324

	Ukraine - 1.25%
39,017	Avangardco Investments
	Public, Ltd. *	350,958

	United Arab Emirates -
	2.09%
79,063	NMC Health plc	587,356

	United Kingdom - 1.36%
35,418	Inchcape plc	383,316

	Total common stocks
	(Cost $24,415,890)	25,430,194

Preferred stocks - 5.92%

	Brazil - 4.74%
68,256	Alpargatas S.A.I.C.	336,726
47,350	Itau Unibanco Holding S.A.	781,469
233	Oi S.A., Class B (b)	214,730
		1,332,925

	India - 0.15%
3,150,000	Zee Entertainment
	Enterprises, Ltd.	40,214

	Korea - 1.03%
289	Samsung Electronics Co.,
	Ltd.	290,035

	Total preferred stocks
	(Cost $1,622,530)	1,663,174

	Total long-term
	investments
	(Cost $26,038,420)	27,093,368

Short-term investment - 2.14%

602,454	Fidelity Institutional Treasury
	Portfolio	602,454

	Total short-term
	investment
	(Cost $602,454)	602,454

Total investments - 98.47%
	(Cost $26,640,874)	27,695,822

Net other assets and liabilities –
1.53%		431,734

Total net assets – 100.00%		$ 28,127,556

*	Non-income producing security

(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Fair valued at April 30, 2014 as determined in good faith using procedures approved by the Board of Trustees.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	19.19%
Semiconductors	6.49
Wireless Telecommunication Services	4.74
Casinos & Gaming	4.52
Construction Materials	4.20
Life & Health Insurance	3.81
Automobile Manufacturers	3.56
Construction & Farm Machinery & Heavy
Trucks	3.03
Diversified Metals & Mining	2.95
Oil & Gas Exploration & Production	2.66
Packaged Foods & Meats	2.51
Broadcasting	2.47
Apparel, Accessories & Luxury Goods	2.45
Property & Casualty Insurance	2.38
Airlines	2.36
Personal Products	2.33
Investment Banking & Brokerage	2.15
Health Care Facilities	2.09
Internet Software & Services	2.00
Specialized Finance	1.93
Independent Power Producers & Energy Traders	1.91
Data Processing & Outsourced Services	1.76
Education Services	1.68
Advertising	1.68
Soft Drinks	1.53
Aerospace & Defense	1.52
Application Software	1.38
Distributors	1.36
Footwear	1.20
Oil & Gas Equipment & Services	1.06
Home Improvement Retail	1.02
Regional Banks	0.85
Integrated Telecommunication Services	0.76
Airport Services	0.65
Steel	0.15
Long-Term Investments	96.33
Short-Term Investment	2.14
Total Investments	98.47
Net Other Assets and Liabilities	1.53
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)		Total
Assets
Common Stocks
Australia	$41,464	$—	$—		$41,464
Brazil	2,614,910	—	—		2,614,910
China	4,352,707	—	—		4,352,707
Colombia	355,088	—	—		355,088
Greece	472,752	—	—		472,752
Hong Kong	583,713	—	—		583,713
India	2,160,202	—	—		2,160,202
Indonesia	807,910	—	—		807,910
Kazakhstan	400,590	—	—	*	400,590
Kenya	303,434	—	—		303,434
Korea	3,182,754	—	—		3,182,754
Liberia	308,685	22,286	—		330,971
Luxembourg	596,209	—	—		596,209
Malaysia	510,537	—	—		510,537
Mexico	1,134,384	—	—		1,134,384
Panama	653,604	—	—		653,604
Peru	373,125	—	—		373,125
Russia	456,640	—	—		456,640
South Africa	306,942	—	—		306,942
Taiwan	2,653,296	—	—		2,653,296
Thailand	1,097,008	—	—		1,097,008
Turkey	720,324	—	—		720,324
Ukraine	350,958	—	—		350,958
United Arab Emirates	587,356	—	—		587,356
United Kingdom	383,316	—	—		383,316
Total Common Stocks	25,407,908	22,286	—	*	25,430,194
Preferred Stocks
Brazil	1,118,195	214,730	—		1,332,925
India	40,214	—	—		40,214
Korea	290,035	—	—		290,035
Total Preferred Stocks	1,448,444	214,730	—		1,663,174
Short-Term Investment	602,454	—	—		602,454
Total	$27,458,806	$237,016	$—	*	$27,695,822

*Fund held a Level 3 security that was fair valued at $0 at April 30, 2014.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
April 30, 2014 (continued)

During the period ended April 30, 2014, there was one transfer into Level 2 out of Level 1 as a result of fair value pricing procedures established by the Board. Due to the illiquidity of African Petroleum Corp. Ltd., the Fund may occasionally utilize a stale exchange price if there had not been any trading on the security that day. Accordingly, at April 30, 2014, the Fund priced this position at its most recent closing price on the exchange. Additionally, there was one transfer into Level 3 out of Level 2 as a result of the fair value pricing procedures established by the Board. Prior to October 18, 2013, the valuation of the Fund’s position in International Petroleum, Ltd. was based upon the proposed merger details with Range Resources, Ltd. Based upon evolving market information indicating the increased likelihood of a failed merger and inability of the company to sell their Russian-based assets to pay off its liabilities, on October 18, 2013 the Adviser approved pricing the security at a fair value of $0.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	July 31,	discounts/	Realized	appreciation			in to	out of	April 30,
securities	2013	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2014
Common Stock
Kazakhstan
International
Petroleum, Ltd.	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2014 was $0.

The Fund’s Adviser has determined that International Petroleum, Ltd. is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The fair valuation reflects that the early-stage exploration company would be left with very few assets if the merger with Range Resources, Ltd. were to fall apart, an increased likelihood of a failed merger, and the lengthy period of time for the company to receive cash even if the sale of its Russian-based assets were successful.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2014

		Value
Shares		(note 2)

Common stocks - 94.89%

	Australia - 0.06%
5,531,068	African Petroleum Corp.,
	Ltd. (a) (b) *	$ 1,335,975

	Canada - 3.09%
5,460,000	Africa Oil Corp. *	41,649,903
2,235,878	Africa Oil Corp. *	16,870,317
574,622	Africa Oil Corp. (b) *	4,335,682
1,523,311	Lundin Mining Corp. *	7,782,986
		70,638,888

	Denmark - 6.05%
1,250,000	Novo Nordisk A/S	56,389,405
430,000	Pandora A/S	28,925,093
1,200,000	Vestas Wind Systems A/S *	53,263,941
		138,578,439

	Finland - 3.99%
7,100,000	Nokia Oyj *	53,141,722
450,000	Nokian Renkaat Oyj	17,867,672
1,750,000	Valmet Corp.	20,296,920
		91,306,314

	France - 10.47%
770,000	Accor S.A.	37,645,446
2,300,000	Alcatel-Lucent *	9,196,184
480,000	AXA S.A.	12,502,792
105,000	Christian Dior S.A.	21,581,259
500,000	Publicis Groupe	42,591,624
350,000	Remy Cointreau S.A.	30,780,426
650,000	Renault S.A.	63,259,660
1,185,000	Veolia Environnement S.A.	22,095,480
		239,652,871

	Germany - 12.75%
1,400,000	Commerzbank AG *	24,871,011
185,000	Continental AG	43,336,977
1,325,000	Deutsche Lufthansa AG	33,235,340
275,000	Deutsche Post AG	10,352,574
320,000	Fresenius SE & Co., KGaA	48,634,918
647,356	KION Group AG *	30,598,570
1,475,000	ProSiebenSat.1 Media AG	64,490,413
450,000	SAP AG	36,234,790
		291,754,593

	Ireland - 1.10%
1,000,000	Glanbia plc	14,920,942
2,165,000	Petroceltic International plc *	6,104,492
1,180,952	Providence Resources plc *	4,127,411
		25,152,845

	Israel - 1.81%
850,000	Teva Pharmaceutical
	Industries, Ltd., ADR	41,531,000

	Italy - 3.70%
50,000,000	Banca Monte dei Paschi di
	Siena SpA *	16,641,255
12,000,000	Intesa Sanpaolo SpA	34,861,314
2,303,715	Moleskine SpA *	4,637,479
3,200,000	UniCredit SpA	28,590,495
		84,730,543

	Kazakhstan - 0.75%
1,716,557	Nostrum Oil & Gas LP, GDR
	(a)	17,165,570

	Luxembourg - 0.68%
140,000	RTL Group S.A.	15,544,139

	Netherlands - 3.93%
125,000	Airbus Group N.V.	8,582,490
675,000	ASML Holding N.V.	55,653,864
7,250,000	Koninklijke KPN N.V. *	25,769,320
		90,005,674

	Russia - 0.44%
4,169,668	RusPetro plc (a) *	1,020,809
1,500,000	TCS Group Holding plc,
	GDR *	8,940,000
		9,960,809

	Spain - 5.55%
7,200,000	CaixaBank S.A.	43,851,337
200,000	Inditex S.A.	30,008,366
3,650,000	International Consolidated
	Airlines Group S.A. *	24,903,297
470,000	Tecnicas Reunidas S.A.	28,289,370
		127,052,370

	Sweden - 2.72%
1,200,000	Fingerprint Cards AB, B
	Shares *	9,642,890
1,500,000	Investment AB Kinnevik, B
	Shares	52,712,928
		62,355,818

	Switzerland - 8.74%
440,000	Cie Financiere Richemont
	S.A.	44,644,927
625,000	Credit Suisse Group AG *	19,820,191
650,000	Novartis AG	56,351,551
185,000	Roche Holding AG	54,232,473
10,000	SGS S.A.	24,940,348
		199,989,490

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2014 (continued)

		Value
Shares		(note 2)

	Turkey - 1.11%
2,700,000	Turk Hava Yollari	$ 8,631,100
2,500,000	Turkiye Halk Bankasi AS	16,693,898
		25,324,998
	United Kingdom - 26.92%
110,795	Acquisition 1234 plc (a) (b) *	13,095
1,000,000	ARM Holdings plc	15,052,079
5,250,000	Ashmore Group plc	31,059,791
3,500,000	Aviva plc	31,053,882
14,500,000	Barclays plc	61,743,069
1,000,000	BG Group plc	20,227,022
8,000,000	Centrica plc	44,573,738
2,000,000	CSR plc	19,399,707
9,498,226	Direct Line Insurance Group
	plc	40,140,103
7,158,674	Essar Energy, Ltd. *	8,122,262
500,000	Exillon Energy plc *	1,192,432
1,054,524	Genel Energy plc *	17,252,633
2,100,000	GlaxoSmithKline plc	57,864,817
4,350,000	HSBC Holdings plc	44,368,345
4,350,000	Mytrah Energy, Ltd (a) *	6,077,604
2,046,106	Pearson plc	38,311,998
1,550,000	Petrofac, Ltd.	38,025,282
1,650,000	Phoenix Group Holdings	19,027,415
1,500,000	Prudential plc	34,405,354
2,400,000	Rolls-Royce Holdings plc *	42,547,659
4,000,000	Serco Group plc	22,968,982
3,800,000	William Hill plc	22,757,257
		616,184,526

	United States - 1.03%
600,000	Carnival Corp.	23,586,000

	Total common stocks
	(Cost $1,996,342,770)	2,171,850,862

Preferred stocks - 0.02%

	United Kingdom - 0.02%
288,100,000	Rolls Royce Holdings plc (b)
	*	486,428

	Total preferred stocks
	(Cost $484,743)	486,428

	Total long-term
	investments
	(Cost $1,996,827,513)	2,172,337,290

Short-term investment - 4.70%

107,615,035	Fidelity Institutional Treasury
	Portfolio	107,615,035

	Total short-term
	investment
	(Cost $107,615,035)	107,615,035

Total investments - 99.61%
	(Cost $2,104,442,548)	2,279,952,325

Financial Derivative Instruments (c) – (0.20)%		(4,622,993)

Net other assets and liabilities –
0.59%		13,495,038

Total net assets – 100.00%		$ 2,288,824,370

*	Non-income producing security

(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Fair valued at April 30, 2014 as determined in good faith using procedures approved by the Board of Trustees.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2014 (continued)

(c) Financial Derivative Instruments

Over-the-Counter Financial Derivative Instruments

The Fund held the following open forward foreign currency contracts at April 30, 2014:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Euro (Short)	State Street Bank, London	5/14/14	187,445	$260,046,069	$(5,046,069)
Euro (Short)	Citibank, N.A.	5/14/14	104,213	144,576,924	423,076
Total					$(4,622,993)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	11.87%
Pharmaceuticals	11.64
Oil & Gas Exploration & Production	5.21
Apparel, Accessories & Luxury Goods	4.16
Broadcasting	3.50
Airlines	2.92
Multi-Utilities	2.91
Oil & Gas Equipment & Services	2.90
Automobile Manufacturers	2.76
Communications Equipment	2.72
Hotels, Resorts & Cruise Lines	2.68
Tires & Rubber	2.67
Semiconductor Equipment	2.43
Life & Health Insurance	2.33
Heavy Electrical Equipment	2.33
Multi-Sector Holdings	2.30
Aerospace & Defense	2.26
Health Care Services	2.13
Multi-line Insurance	1.90
Advertising	1.86
Property & Casualty Insurance	1.75
Publishing	1.67
Application Software	1.58
Semiconductors	1.51
Asset Management & Custody Banks	1.36
Distillers & Vintners	1.34
Material Handling Machinery Manufacturing	1.34
Apparel Retail	1.31
Integrated Telecommunication Services	1.13
Research & Consulting Services	1.09
Environmental & Facilities Services	1.00
Casinos & Gaming	0.99
Industrial Machinery	0.89
Integrated Oil & Gas	0.88
Diversified Capital Markets	0.87
Packaged Foods & Meats	0.65
Air Freight & Logistics	0.45
Electronic Equipment & Instruments	0.42
Regional Banks	0.39
Diversified Metals & Mining	0.34
Independent Power Producers & Energy Traders	0.27
Retail Office Supplies	0.20
Financial Sponsor	0.00 *
Long-Term Investments	94.91
Short-Term Investment	4.70
Total Investments	99.61
Financial Derivative Instruments	(0.20)
Net Other Assets and Liabilities	0.59
100.00%

* Amount represents less than 0.005% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$—	$1,335,975	$—	$1,335,975
Canada	66,303,206	4,335,682	—	70,638,888
Denmark	138,578,439	—	—	138,578,439
Finland	91,306,314	—	—	91,306,314
France	239,652,871	—	—	239,652,871
Germany	291,754,593	—	—	291,754,593
Ireland	25,152,845	—	—	25,152,845
Israel	41,531,000	—	—	41,531,000
Italy	84,730,543	—	—	84,730,543
Kazakhstan	17,165,570	—	—	17,165,570
Luxembourg	15,544,139	—	—	15,544,139
Netherlands	90,005,674	—	—	90,005,674
Russia	9,960,809	—	—	9,960,809
Spain	127,052,370	—	—	127,052,370
Sweden	62,355,818	—	—	62,355,818
Switzerland	199,989,490	—	—	199,989,490
Turkey	25,324,998	—	—	25,324,998
United Kingdom	616,171,431	—	13,095	616,184,526
United States	23,586,000	—	—	23,586,000
Total Common Stocks	2,166,166,110	5,671,657	13,095	2,171,850,862
Preferred Stocks
United Kingdom	—	486,428	—	486,428
Total Preferred Stocks	—	486,428	—	486,428
Short-Term Investment	107,615,035	—	—	107,615,035
Total Investments	$2,273,781,145	$6,158,085	$13,095	$2,279,952,325
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	423,076	—	423,076
Total Financial Derivative Instruments	$—	$423,076	$—	$423,076
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(5,046,069)	—	(5,046,069)
Total Financial Derivative Instruments	$—	$(5,046,069)	$—	$(5,046,069)

*These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2014, there was one transfer into Level 2 out of Level 1 as a result of fair value pricing procedures established by the Board. Due to the illiquidity of African Petroleum Corp., Ltd., the Fund may occasionally utilize a stale exchange price if there had not been any trading on the security that day. Accordingly, at April 30, 2014, the Fund priced this position at its most recent closing price on the exchange.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2014 (continued)

Following is a reconciliation in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	July 31,	discounts/	Realized	appreciation			in to	out of	April 30,
securities	2013	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2014
Common Stock
United Kingdom
Acquisition 1234 plc	0	0	4,580	(55,917)	172,530	(108,098)	0	0	13,095
Total	$0	$0	$4,580	$(55,917)	$172,530	$(108,098)	$0	$0	$13,095

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2014 was $(55,917).

The Fund’s Adviser determined that Acquisition 1234 plc (formerly W&G Investments plc, (“W&G”)) is a Level 3 investment as it was established for the sole purpose of evaluating and potentially acquiring certain branch assets of the Royal Bank of Scotland Group PLC (“RBS”). On September 27, 2013, W&G notified the market that the final proposed takeover terms had been rejected by RBS and as a result, the remaining cash in W&G was to be returned to investors. The investment was then fair valued at an amount indicative of the prospective return based on discussions with the auditor of W&G. A portion of the liquidating value was received on January 30, 2014; the value at April 30, 2014 reflects the Advisor’s expectation for the final liquidating payment to be received.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2014

		Value
Shares		(note 2)

Common stocks - 93.16%

	Australia - 9.10%
2,820,159	Amcor, Ltd.	$ 26,959,063
1,529,544	Australia & New Zealand
	Banking Group, Ltd.	48,980,033
19,690,771	DUET Group	39,695,226
8,500,000	Myer Holdings, Ltd.	17,530,234
1,384,857	National Australia Bank, Ltd.	45,414,596
11,416,358	Orora, Ltd.	14,742,061
1,990,529	Premier Investments, Ltd.	18,344,083
8,029,325	Telstra Corp., Ltd.	38,937,258
4,187,147	Toll Holdings, Ltd.	20,577,362
		271,179,916

	Brazil - 1.76%
1,833,819	CCR S.A.	14,351,448
2,875,824	Vale S.A., ADR	38,018,393
		52,369,841

	Canada - 1.28%
331,508	Bank of Montreal	22,850,627
379,226	Crescent Point Energy Corp.	15,427,843
		38,278,470

	China - 2.53%
52,760,000	PetroChina Co., Ltd., Class H	60,974,158
12,905,500	Sinopec Engineering Group
	Co Ltd., Class H	14,398,723
		75,372,881

	Cyprus - 0.84%
2,855,160	ProSafe SE	25,120,682

	Finland - 0.46%
348,546	Nokian Renkaat Oyj	13,839,346

	France - 8.61%
1,606,119	AXA S.A.	41,835,358
1,946,496	GDF Suez	49,081,040
155,500	Neopost S.A.	12,741,180
649,169	Schneider Electric S.A.	60,837,163
830,149	SCOR SE *	30,295,643
866,003	Total S.A.	61,850,578
		256,640,962

	Germany - 5.77%
401,798	BASF SE *	46,506,734
1,808,730	Deutsche Post AG	68,090,950
248,101	Muenchener
	Rueckversicherungs-
	Gesellschaft AG *	57,292,548
		171,890,232

	Hong Kong - 5.32%
2,598,000	Cheung Kong Holdings, Ltd. $	44,165,950
6,736,000	NWS Holdings, Ltd.	11,468,563
9,894,000	Shanghai Industrial Holdings,
	Ltd.	30,436,402
15,729,000	SJM Holdings, Ltd.	43,720,126
2,501,000	Swire Pacific, Ltd., Class A	28,855,397
		158,646,438
	Italy - 1.57%
1,801,611	ENI SpA	46,764,967

	Luxembourg - 1.50%
1,183,569	SES	44,572,732

	Malaysia - 0.84%
8,254,800	Malayan Banking Bhd	25,026,036

	New Zealand - 1.40%
17,681,178	Telecom Corp. of New
	Zealand, Ltd.	41,885,837

	Norway - 2.61%
456,016	Seadrill, Ltd.	15,918,328
2,034,241	Statoil ASA	61,735,962
		77,654,290

	Sweden - 1.42%
2,932,719	Nordea Bank AB	42,374,727

	Switzerland - 9.38%
384,338	Nestle S.A.	29,673,636
683,178	Novartis AG	59,227,907
141,181	Roche Holding AG	41,386,999
62,575	Swisscom AG	38,038,433
150,964	Syngenta AG *	59,795,535
179,183	Zurich Insurance Group AG
	*	51,326,025
		279,448,535

	United Kingdom - 28.74%
1,846,793	Amlin plc	13,959,840
5,962,971	BAE Systems plc	40,271,501
1,551,572	BHP Billiton plc	50,271,523
568,108	British American Tobacco
	plc	32,775,628
1,966,169	British Sky Broadcasting
	Group plc	29,213,168
5,281,204	Centrica plc	29,425,376
8,279,656	Connect Group plc	25,162,856
472,721	Dairy Crest Group plc	3,686,617
1,262,295	De La Rue plc	17,465,658
6,276,349	Electrocomponents plc	30,784,234

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2014 (continued)

		Value
Shares		(note 2)
533,935	Galliford Try plc	$ 10,709,766
1,933,931	GlaxoSmithKline plc	53,288,839
3,447,200	HSBC Holdings plc	34,992,440
3,458,384	Investec plc	30,451,077
9,702,469	ITV plc	29,814,586
14,311,514	Legal & General Group plc	51,178,396
4,781,737	National Grid plc	67,857,606
2,890,925	Phoenix Group Holdings	33,337,472
1,872,028	Royal Dutch Shell plc, A
	Shares	74,135,840
1,728,167	Smiths Group plc	38,953,107
1,143,388	SSE plc	29,440,054
1,627,147	Tate & Lyle plc	19,258,388
3,965,259	The Sage Group plc	28,547,224
6,617,938	Tullett Prebon plc	35,521,259
12,151,335	Vodafone Group plc	45,946,263
		856,448,718

	United States - 10.03%
1,123,722	Ares Capital Corp.	19,294,307
1,076,418	Cisco Systems, Inc.	24,876,020
695,000	Eaton Corp., plc	50,484,800
320,000	Kohl's Corp.	17,532,800
1,119,203	Microsoft Corp.	45,215,801
1,575,277	Pfizer, Inc.	49,274,664
748,015	Six Flags Entertainment
	Corp.	30,025,322
350,746	United Parcel Service, Inc.,
	Class B	34,548,481
405,457	Verizon Communications,
	Inc.	18,947,006
188,786	Verizon Communications,
	Inc.	8,823,858
		299,023,059

	Total common stocks
	(Cost $2,571,955,186)	2,776,537,669

Partnerships - 1.06%

	United States - 1.06%
2,641,966	Och-Ziff Capital
	Management Group LLC,
	Class A	31,677,172

	Total partnerships
	(Cost $33,680,442)	31,677,172

REITs - 3.41%

	Australia - 1.19%
12,001,960	Westfield Retail Trust	35,567,937

	France - 0.99%
109,000	Unibail-Rodamco SE	29,404,938

	United Kingdom - 1.23%
6,204,537	Segro plc	36,654,598

	Total REITs
	(Cost $87,050,617)	101,627,473

	Total long-term
	investments
	(Cost $2,692,686,245)	2,909,842,314

Short-term investment - 0.62%

18,464,615	Fidelity Institutional Treasury
	Portfolio	18,464,615

	Total short-term
	investment
	(Cost $18,464,615)	18,464,615

Total investments - 98.25%
	(Cost $2,711,150,860)	2,928,306,929

Financial Derivative Instruments (a) – (0.03)%		(749,213)

Net other assets and liabilities –
1.78%		52,769,498

Total net assets – 100.00%		$ 2,980,327,214

*	Non-income producing security
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2014 (continued)

(a) Financial Derivative Instruments

Over-the-Counter Financial Derivative Instruments

The Fund held the following open forward foreign currency contracts at April 30, 2014:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Australian Dollar (Short)	Deutsche Bank AG	7/10/14	240,000	$ 221,908,493	$ (749,213)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Integrated Oil & Gas	10.25%
Diversified Banks	7.37
Pharmaceuticals	6.82
Multi-Utilities	6.24
Integrated Telecommunication Services	4.92
Air Freight & Logistics	4.13
Electrical Components & Equipment	3.73
Multi-line Insurance	3.13
Reinsurance	2.94
Life & Health Insurance	2.84
Industrial Conglomerates	2.71
Cable & Satellite	2.48
Retail REITs	2.18
Fertilizers & Agricultural Chemicals	2.01
Packaged Foods & Meats	1.76
Asset Management & Custody Banks	1.71
Diversified Metals & Mining	1.69
Diversified Chemicals	1.56
Wireless Telecommunication Services	1.54
Systems Software	1.52
Real Estate Development	1.48
Casinos & Gaming	1.47
Paper Packaging	1.40
Aerospace & Defense	1.35
Steel	1.28
Industrial REIT's	1.23
Investment Banking & Brokerage	1.19
Department Stores	1.18
Tobacco	1.10
Technology Distributors	1.03
Diversified Capital Markets	1.02
Leisure Facilities	1.01
Broadcasting	1.00
Electric Utilities	0.99
Diversified Real Estate Activities	0.97
Application Software	0.96
Distributors	0.84
Oil & Gas Equipment & Services	0.84
Construction & Engineering	0.84
Communications Equipment	0.83
Apparel Retail	0.61
Commercial Printing	0.59
Oil & Gas Drilling	0.53
Oil & Gas Exploration & Production	0.52
Highways & Railtracks	0.48
Property & Casualty Insurance	0.47
Tires & Rubber	0.46
Office Electronics	0.43

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2014 (continued)

Long-Term Investments	97.63
Short-Term Investment	0.62
Total Investments	98.25
Finanical Derivative Instruments	(0.03)
Net Other Assets and Liabilities	1.78
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$271,179,916	$—	$—	$271,179,916
Brazil	52,369,841	—	—	52,369,841
Canada	38,278,470	—	—	38,278,470
China	75,372,881	—	—	75,372,881
Cyprus	25,120,682	—	—	25,120,682
Finland	13,839,346	—	—	13,839,346
France	256,640,962	—	—	256,640,962
Germany	171,890,232	—	—	171,890,232
Hong Kong	158,646,438	—	—	158,646,438
Italy	46,764,967	—	—	46,764,967
Luxembourg	44,572,732	—	—	44,572,732
Malaysia	25,026,036	—	—	25,026,036
New Zealand	41,885,837	—	—	41,885,837
Norway	77,654,290	—	—	77,654,290
Sweden	42,374,727	—	—	42,374,727
Switzerland	279,448,535	—	—	279,448,535
United Kingdom	856,448,718	—	—	856,448,718
United States	299,023,059	—	—	299,023,059
Total Common Stocks	2,776,537,669	—	—	2,776,537,669
Partnerships
United States	31,677,172	—	—	31,677,172
Total Partnerships	31,677,172	—	—	31,677,172
REITs
Australia	35,567,937	—	—	35,567,937
France	29,404,938	—	—	29,404,938
United Kingdom	36,654,598	—	—	36,654,598
Total REITs	101,627,473	—	—	101,627,473
Short-Term Investment	18,464,615	—	—	18,464,615
Total Investments	$2,928,306,929	$—	$—	$2,928,306,929
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(749,213)	—	(749,213)
Total Financial Derivative Instruments	$—	$(749,213)	$—	$(749,213)

*These investments are recorded at the unrealized gain or loss on the investment.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2014 (continued)

During the period ended April 30, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2014

		Value
Shares		(note 2)

Common stocks - 97.90%

	China - 3.70%
43,132	51job, Inc., ADR *	$ 2,908,822
33,528	Baidu, Inc., ADR *	5,158,283
73,377	NetEase.com, Inc., ADR	4,996,240
		13,063,345

	Ireland - 1.56%
68,623	Accenture plc, Class A	5,504,937

	Korea - 1.78%
4,822	Samsung Electronics Co.,
	Ltd.	6,267,247

	Netherlands - 3.18%
62,716	ASML Holding N.V.	5,170,945
101,123	NXP Semiconductor N.V. *	6,028,953
		11,199,898

	Russia - 1.07%
138,662	Mail.ru Group, Ltd., GDR *	3,767,446

	Singapore - 1.16%
64,342	Avago Technologies, Ltd.	4,085,717

	Taiwan - 4.77%
387,000	MediaTek, Inc.	6,048,877
535,975	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR	10,773,098
		16,821,975

	United Kingdom - 2.12%
183,748	Rightmove plc	7,476,783

	United States - 78.56%
99,193	ACI Worldwide, Inc. *	5,668,880
18,021	Amazon.com, Inc. *	5,480,727
22,686	Apple, Inc.	13,386,782
343,146	Applied Materials, Inc.	6,540,363
190,039	Arrow Electronics, Inc. *	10,784,713
379,126	Cadence Design Systems,
	Inc. *	5,899,201
144,186	Cognizant Technology
	Solutions Corp., Class A *	6,907,230
140,111	Comcast Corp., Class A	7,252,145
214,736	CommScope Holding Co.,
	Inc. *	5,729,156
85,082	CommVault Systems, Inc. *	4,117,969
101,299	eBay, Inc. *	5,250,327
206,139	EMC Corp.	5,318,386
32,325	Equinix, Inc. *	6,070,958
56,714	F5 Networks, Inc. *	5,964,611
134,899	Facebook, Inc., Class A *	8,064,262
217,775	Finisar Corp. *	5,694,816
108,495	Fiserv, Inc. *	6,594,326
56,809	FleetCor Technologies, Inc. *	6,483,611
149,997	Gilead Sciences, Inc. *	11,773,265
10,218	Google, Inc., Class A *	5,465,404
10,254	Google, Inc., Class C *	5,400,372
194,977	Hewlett-Packard Co.	6,445,940
225,839	Juniper Networks, Inc. *	5,575,965
83,078	KLA-Tencor Corp.	5,316,161
85,240	MasterCard, Inc., Class A	6,269,402
285,019	Mentor Graphics Corp.	5,899,893
316,166	Micron Technology, Inc. *	8,258,256
141,076	NetApp, Inc.	5,023,716
14,029	NetFlix, Inc. *	4,517,899
184,700	Oracle Corp.	7,550,536
217,643	Pandora Media, Inc. *	5,097,199
100,995	Qihoo 360 Technology Co.,
	Ltd., ADR *	8,521,958
76,836	QUALCOMM, Inc.	6,047,762
73,044	SanDisk Corp.	6,206,549
140,600	Texas Instruments, Inc.	6,390,270
8,885	The Priceline Group, Inc. *	10,286,609
37,184	Time Warner Cable, Inc.	5,260,049
48,196	Towers Watson & Co., Class
	A	5,408,555
32,912	Visa, Inc., A Shares	6,668,300
207,617	Web.com Group, Inc. *	6,375,918
58,856	Western Digital Corp.	5,186,979
70,313	WEX, Inc. *	6,747,939
		276,903,359

	Total common stocks
	(Cost $264,155,355)	345,090,707

	Total long-term
	investments
	(Cost $264,155,355)	345,090,707

Short-term investment - 2.25%

7,921,469	Fidelity Institutional Treasury
	Portfolio	7,921,469

	Total short-term
	investment
	(Cost $7,921,469)	7,921,469

Total investments - 100.15%
	(Cost $272,076,824)	353,012,176

Net other assets and liabilities –
(0.15)%		(535,160)

Total net assets – 100.00%		$ 352,477,016

*	Non-income producing security

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Internet Software & Services	18.20%
Semiconductors	13.58
Data Processing & Outsourced Services	9.29
Communications Equipment	8.23
Computer Storage & Peripherals	6.17
Internet Retail	5.75
Computer Hardware	5.63
Application Software	4.96
Semiconductor Equipment	4.83
Cable & Satellite	3.55
IT Consulting & Other Services	3.52
Biotechnology	3.34
Systems Software	3.31
Technology Distributors	3.06
Human Resource & Employment Services	2.36
Publishing	2.12
Long-Term Investments	97.90
Short-Term Investment	2.25
Total Investments	100.15
Net Other Assets and Liabilities	(0.15)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
China	$13,063,345	$—	$—	$13,063,345
Ireland	5,504,937	—	—	5,504,937
Korea	6,267,247	—	—	6,267,247
Netherlands	11,199,898	—	—	11,199,898
Russia	3,767,446	—	—	3,767,446
Singapore	4,085,717	—	—	4,085,717
Taiwan	16,821,975	—	—	16,821,975
United Kingdom	7,476,783	—	—	7,476,783
United States	276,903,359	—	—	276,903,359
Total Common Stocks	345,090,707	—	—	345,090,707
Short-Term Investment	7,921,469	—	—	7,921,469
Total Investments	$353,012,176	$—	$—	$353,012,176

During the period ended April 30, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2014

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds – 90.09%

		Barbados – 1.89%
USD	500,000	Columbus International, Inc. (a)	7.375%	3/30/21	$ 524,375

		Bermuda – 1.87%
USD	515,000	Seadrill, Ltd. (a)	6.625%	9/15/20	517,575

		Canada – 2.84%
USD	500,000	Garda World Security Corp. (a)	7.250%	11/15/21	529,375
USD	250,000	New Gold, Inc. (a)	6.250%	11/15/22	257,500
					786,875

		Luxembourg – 1.88%
USD	500,000	Intelsat Luxembourg S.A.	7.750%	6/1/21	523,125

		Sweden – 2.23%
USD	250,000	Perstorp Holding AB (a)	8.750%	5/15/17	268,750
USD	325,000	Perstorp Holding AB (a)	11.000%	8/15/17	350,188
					618,938

		United Kingdom – 2.62%
USD	208,000	CEVA Group plc (a)	7.000%	3/1/21	215,020
USD	500,000	Tullow Oil plc (a)	6.000%	11/1/20	512,500
					727,520

		United States – 76.76%
USD	275,000	Advanced Micro Devices, Inc.	7.750%	8/1/20	293,563
USD	275,000	Alere, Inc.	6.500%	6/15/20	290,125
USD	500,000	Ancestry.com, Inc. (a)	9.625%	10/15/18	526,250
USD	385,000	Athlon Holdings LP/Athlon Finance Corp. (a) (b)	6.000%	5/1/22	390,294
USD	250,000	Blackboard, Inc. (a)	7.750%	11/15/19	264,375
USD	275,000	BlueLine Rental Finance Corp. (a)	7.000%	2/1/19	294,937
USD	325,000	BMC Software Finance, Inc. (a)	8.125%	7/15/21	342,062
USD	200,000	Boxer Parent Co., Inc. (a)	9.000%	10/15/19	197,000
USD	280,000	Caesars Growth Properties Holdings
		LLC/Caesars Growth Properties Finance, Inc.
		(a)	9.375%	5/1/22	279,825
USD	530,000	Calumet Specialty Products Partners LP (a)	6.500%	4/15/21	530,000
USD	180,000	CCU Escrow Corp. (a)	10.000%	1/15/18	176,850
USD	275,000	Century Intermediate Holding Co. 2 (a)	9.750%	2/15/19	294,250
USD	275,000	Chassix Holdings, Inc. (a)	10.000%	12/15/18	286,000
USD	225,000	Chassix, Inc. (a)	9.250%	8/1/18	244,969
USD	525,000	CHS/Community Health Systems, Inc. (a)	6.875%	2/1/22	546,656
USD	200,000	CIT Group, Inc.	5.375%	5/15/20	214,250
USD	250,000	Clear Channel Communications, Inc. (d)	9.000%	3/1/21	266,875
USD	500,000	Clear Channel Worldwide Holdings, Inc.,
		Series B (d)	7.625%	3/15/20	541,250
USD	535,000	CONSOL Energy, Inc. (a)	5.875%	4/15/22	552,387
USD	250,000	CPG Merger Sub LLC (a)	8.000%	10/1/21	268,125
USD	250,000	Crestview DS Merger Sub II, Inc. (a)	10.000%	9/1/21	278,750
USD	270,000	Diamond Foods, Inc. (a)	7.000%	3/15/19	280,125

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	500,000	Digicel Group, Ltd. (a) (d)	8.250%	9/30/20	$ 535,000
USD	275,000	First Cash Financial Services, Inc. (a)	6.750%	4/1/21	285,656
USD	525,000	Foresight Energy LLC (a)	7.875%	8/15/21	559,125
USD	250,000	Gardner Denver, Inc. (a)	6.875%	8/15/21	257,813
USD	275,000	Guitar Center, Inc. (a)	6.500%	4/15/19	264,688
USD	250,000	HD Supply, Inc.	7.500%	7/15/20	271,875
USD	500,000	Headwaters, Inc. (a)	7.250%	1/15/19	528,750
USD	500,000	Hockey Merger Sub 2, Inc. (a)	7.875%	10/1/21	536,250
USD	250,000	Hot Topic, Inc. (a)	9.250%	6/15/21	274,375
USD	560,000	ILFC E-Capital Trust II (a)	6.250%	12/21/65	544,600
USD	200,000	Infor Software Parent LLC/Infor Software
		Parent, Inc. (a)	7.125%	5/1/21	202,000
USD	300,000	Interactive Data Corp. (a) (b)	5.875%	4/15/19	302,625
USD	200,000	j2 Global, Inc.	8.000%	8/1/20	218,500
USD	250,000	Jefferies LoanCore LLC (a)	6.875%	6/1/20	253,125
USD	250,000	Landry's, Inc. (a)	9.375%	5/1/20	276,875
USD	250,000	Murray Energy Corp. (a)	8.625%	6/15/21	272,500
USD	282,000	NCR Escrow Corp. (a)	6.375%	12/15/23	303,150
USD	250,000	Neiman Marcus Group, Ltd. (a)	8.000%	10/15/21	275,000
USD	275,000	NRG Energy, Inc. (a)	6.250%	5/1/24	276,375
USD	275,000	Oshkosh Corp. (a)	5.375%	3/1/22	282,563
USD	280,000	Parker Drilling Co. (a)	6.750%	7/15/22	291,200
USD	500,000	PC Nextco Holdings LLC (a)	8.750%	8/15/19	518,750
USD	500,000	PF Chang's China Bistro, Inc. (a)	10.250%	6/30/20	522,500
USD	250,000	Pinnacle Operating Corp. (a)	9.000%	11/15/20	269,375
USD	500,000	Plastipak Holdings, Inc. (a)	6.500%	10/1/21	522,500
USD	250,000	Quiksilver, Inc.	10.000%	8/1/20	285,000
USD	250,000	RCN Telecom Services LLC (a)	8.500%	8/15/20	266,250
USD	250,000	Reynolds Group Issuer, Inc.	8.250%	2/15/21	271,563
USD	385,000	Rice Energy, Inc. (a)	6.250%	5/1/22	385,962
USD	250,000	Rite Aid Corp.	6.750%	6/15/21	273,125
USD	500,000	Sanchez Energy Corp. (a)	7.750%	6/15/21	537,500
USD	490,000	SandRidge Energy, Inc.	8.125%	10/15/22	532,875
USD	250,000	Select Medical Corp. (a)	6.375%	6/1/21	258,750
USD	385,000	Signode Industrial Group Lux S.A. (a)	6.375%	5/1/22	389,812
USD	250,000	Sophia Holding Finance LP (a)	9.625%	12/1/18	261,875
USD	525,000	Sprint Corp. (a)	7.125%	6/15/24	552,562
USD	250,000	Titan International, Inc. (a)	6.875%	10/1/20	266,250
USD	250,000	TMS International Corp. (a)	7.625%	10/15/21	268,750
USD	250,000	Univision Communications, Inc. (a)	8.500%	5/15/21	276,250
USD	250,000	USI, Inc. (a)	7.750%	1/15/21	259,375
					21,289,987
	Total corporate bonds
	(Cost $24,253,416)				24,988,395
Shares

Preferred stock – 3.95%

	United States - 3.95%
	1,100	Ally Financial, Inc. 7%, 5/30/14 (a) (c)			1,094,912
	Total preferred stock
	(Cost $1,072,406)				1,094,912

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2014 (continued)

		Value
		(note 2)
Total long-term investments
(Cost $25,325,822)		$ 26,083,307

Shares

Short-term investment - 8.11%
2,250,062	Fidelity Institutional Treasury Portfolio (d)	2,250,062
Total short-term investment
(Cost $2,250,062)		2,250,062
Total investments - 102.15%
(Cost $27,575,884)		28,333,369
Financial Derivative Instruments (e) – 0.00%		1,182
Net other assets and liabilities – (2.15)%		(597,402)
Total net assets – 100.00%		$ 27,737,149

(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2014, the restricted securities held by the Fund had an aggregate value of $22,101,181, which represented 79.7% of net assets.

(b)	Security is purchased on a delayed delivery basis.
(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
(d)	These securities and short-term investments were segregated for open delayed-delivery purchases and swap contracts at April 30, 2014.

(e)	Financial Derivative Instruments

Over-the-Counter Financial Derivative Instruments

The Fund held the following over-the-counter credit default swap contracts at April 30, 2014:

								Upfront
		Rates		Implied	Notional			premiums	Unrealized
	Reference	received/	Termination	credit	amount		Market	paid/	appreciation/
Counterparty	entity	(paid)	date	spread	(000s	)	value	(received)	(depreciation)
Protection sold:
Barclays Bank plc	Delta Airlines, Inc.	5.00%	6/20/19	2.24%	$150		$19,707	$18,880	$827
Barclays Bank plc	Delta Airlines, Inc.	5.00%	6/20/19	2.24%	100		13,138	12,783	355
Total							$32,845	$31,663	$1,182

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Oil & Gas Exploration & Production	8.51%
Coal	4.99
Diversified Banking Institution	3.95
Cellular Telecommunications	3.92
Broadcast Services/Programs	3.55
Oil & Gas Drilling	2.92
Medical-Hospitals	2.90
Retail - Restaurants	2.88
Auto/Truck Parts & Equipment-Original	2.87
Insurance Brokers	2.87
Cable TV	2.85
Enterprise Software/Services	2.67
Chemicals - Other	2.23
Consumer Products - Miscellaneous	2.04
Finance-Leasing Company	1.96
Building Products-Cement Aggregates	1.91
Oil & Gas Refining & Marketing	1.91
Security Services	1.91
E-Commerce/Services	1.90
Satellite Telecommunications	1.89
Containers-Paper/Plastic	1.88
Retail-Leisure Products	1.87
Steel-Specialty	1.41
Commercial Services-Finance	1.09
Computers-Integrated Systems	1.09
Electronic Components-Semiconductors	1.06
Machinery-Construction & Mining	1.06
Diagnostic Kits	1.05
Apparel Manufacturers	1.03
Retail-Pawn Shops	1.03
Auto-Medium & Heavy Duty Trucks	1.02
Casino Hotels	1.01
Food-Miscellaneous/Diversified	1.01
Beverages-Non-alcoholic	1.00
Independent Power Producer	1.00
Television	1.00
Retail - Apparel/Shoe	0.99
Retail-Major Department Store	0.99
Distribution/Wholesale	0.98
Retail-Drug Store	0.98
Agricultural Operations	0.97
Building & Construction Products -
Miscellaneous	0.97
Commercial Services	0.97
Educational Software	0.95
Retail-Music Store	0.95
Commercial Banks Non-US	0.94
Gold Mining	0.93
Specified Purpose Acquisition	0.93
Finance-Commercial	0.91
Computer Services	0.79
Transport-Services	0.78
Commercial Banks-Eastern US	0.77

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2014 (continued)

Long-Term Investments	94.04
Short-Term Investment	8.11
Total Investments	102.15
Financial Derivative Instruments	0.00 *
Net Other Assets and Liabilities	(2.15)
100.00%

* Amount represents less than 0.005% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Barbados	$—	$524,375	$—	$524,375
Bermuda	—	517,575	—	517,575
Canada	—	786,875	—	786,875
Luxembourg	—	523,125	—	523,125
Sweden	—	618,938	—	618,938
United Kingdom	—	727,520	—	727,520
United States	—	21,289,987	—	21,289,987
Total Corporate Bonds	—	24,988,395	—	24,988,395
Preferred Stock
United States	—	1,094,912	—	1,094,912
Total Preferred Stock	—	1,094,912	—	1,094,912
Short-Term Investment	2,250,062	—	—	2,250,062
Total Investments	$2,250,062	$26,083,307	$—	$28,333,369
Financial Derivative Instruments*
Over-The-Counter Credit Default Swap Contracts	—	1,182	—	1,182
Total Financial Derivative Instruments	$—	$1,182	$—	$1,182

*These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2014, there were no transfers in or out of security levels as a result of fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2014

		Value
Shares		(note 2)

Common stocks - 93.67%

	Australia - 1.55%
5,412,166	African Petroleum Corp.,
	Ltd. (a) (b) *	$ 1,307,255
5,340,000	Fortescue Metals Group, Ltd.	25,052,349
1,004,593	National Australia Bank, Ltd.	32,944,330
		59,303,934

	Brazil - 1.04%
2,280,000	BM&FBOVESPA S.A.	11,656,912
842,000	Cielo S.A.	14,916,022
245,000	Embraer S.A., ADR	8,428,000
466,300	Via Varejo S.A.	5,019,038
		40,019,972

	China - 3.59%
50,000,000	Agricultural Bank of China
	Ltd., Class H	20,895,272
180,594	Baidu, Inc., ADR *	27,784,387
34,842,000	China Construction Bank
	Corp., Class H	24,043,067
15,000,000	PetroChina Co., Ltd., Class H	17,335,337
4,800,000	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	35,444,573
141,695	Qihoo 360 Technology Co.,
	Ltd., ADR *	11,956,224
		137,458,860

	Finland - 1.95%
10,000,000	Nokia Oyj *	74,847,496

	France - 10.51%
1,850,000	Accor S.A.	90,446,851
1,550,000	AXA S.A.	40,373,599
336,590	L'Oreal S.A.	57,904,021
1,050,000	Renault S.A.	102,188,682
1,034,150	Sodexo	111,478,311
		402,391,464

	Germany - 11.78%
520,323	Continental AG	121,887,709
2,957,846	Deutsche Post AG	111,350,253
684,367	Fresenius SE & Co., KGaA	104,012,914
2,600,000	ProSiebenSat.1 Media AG	113,678,016
		450,928,892

	Hong Kong - 3.02%
5,409,600	AIA Group, Ltd.	26,235,299
3,616,000	Cheung Kong Holdings, Ltd.	61,471,930
10,035,000	SJM Holdings, Ltd.	27,893,157
		115,600,386

	India - 1.05%
1,075,143	Tata Motors, Ltd., ADR	40,231,851

	Indonesia - 0.88%
39,435,500	PT Bank Rakyat Indonesia
	Tbk	33,768,235

	Japan - 17.44%
424,200	Fanuc, Ltd.	76,346,457
801,800	FUJIFILM Holdings Corp.	20,704,768
11,889,000	Hitachi, Ltd.	84,543,483
1,195,800	JSR Corp.	19,591,774
6,344,000	Mitsubishi Heavy Industries
	Ltd.	33,384,575
23,328,800	Mizuho Financial Group, Inc.	45,637,600
2,876,300	NKSJ Holdings, Inc.	71,714,077
6,114,000	Obayashi Corp.	39,410,437
4,329,800	Sekisui House, Ltd.	51,965,223
1,422,000	Sony Corp.	24,925,163
2,606,900	Sumitomo Mitsui Financial
	Group, Inc.	102,837,851
920,500	Takeda Pharmaceutical Co.,
	Ltd.	41,309,278
3,204,000	Toray Industries, Inc.	20,903,487
634,000	Toyota Motor Corp.	34,206,915
		667,481,088

	Korea - 0.71%
121,507	Hyundai Motor Co.	27,045,979

	Mexico - 0.56%
82,000	Fomento Economico
	Mexicano, S.A.B. de C.V.,
	ADR	7,443,140
750,000	Grupo Aeroportuario del
	Centro Norte, S.A.B. de C.V.
	*	2,748,275
3,700,000	Grupo Mexico S.A.B. de
	C.V., Series B	11,142,917
		21,334,332

	Netherlands - 3.88%
500,000	Airbus Group N.V.	34,329,959
952,500	ASML Holding N.V.	78,533,787
10,000,000	Koninklijke KPN N.V. *	35,543,889
		148,407,635

	Panama - 0.21%
58,200	Copa Holdings S.A., Class A	7,873,296

	Russia - 0.19%
16,000,000	RusPetro plc (a) *	3,917,086
550,000	TCS Group Holdings plc,
	GDR *	3,278,000
		7,195,086

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2014 (continued)

		Value
Shares		(note 2)

	Singapore - 1.16%
3,295,000	DBS Group Holdings, Ltd.	$ 44,522,055

	Spain - 4.39%
2,578,650	Amadeus IT Holding S.A., A
	Shares	107,163,662
8,900,000	International Consolidated
	Airlines Group S.A. *	60,723,108
		167,886,770

	Switzerland - 8.55%
1,000,000	Cie Financiere Richemont
	S.A.	101,465,743
381,929	Roche Holding AG	111,961,916
5,440,000	UBS AG *	113,732,530
		327,160,189

	Taiwan - 1.27%
2,412,771	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR	48,496,697

	United Kingdom - 14.42%
27,500,000	Barclays plc	117,098,925
6,037,150	Capita Group plc	110,595,342
17,852,977	Essar Energy, Ltd. *	20,256,063
4,100,000	GlaxoSmithKline plc	112,974,166
8,500,000	HSBC Holdings plc	86,696,765
16,150,000	Standard Life plc	104,216,946
		551,838,207

	United States - 5.52%
67,611	Amazon.com, Inc. *	20,562,533
375,393	AmerisourceBergen Corp.	24,468,116
571,418	Cognizant Technology
	Solutions Corp., Class A *	27,373,779
636,805	Comcast Corp., Class A	32,961,027
294,384	Gilead Sciences, Inc. *	23,106,200
25,967	Google, Inc., Class A *	13,889,229
25,967	Google, Inc., Class C *	13,675,780
361,383	MasterCard, Inc., Class A	26,579,720
24,709	The Priceline Group, Inc. *	28,606,845
		211,223,229

	Total common stocks
	(Cost $3,007,454,283)	3,585,015,653

Preferred stocks - 0.88%

	Brazil - 0.47%
846,500	Itau Unibanco Holding S.A.	13,970,714
4,274	Oi S.A., Class B (b)	3,938,866
		17,909,580

	Korea - 0.41%
15,767	Samsung Electronics Co.,
	Ltd.	15,823,458

	Total preferred stocks
	(Cost $29,254,701)	33,733,038

	Total long-term
	investments
	(Cost $3,036,708,984)	3,618,748,691

Short-term investment - 4.38%

167,600,719	Fidelity Institutional Treasury
	Portfolio	167,600,719

	Total short-term
	investment
	(Cost $167,600,719)	167,600,719

Total investments - 98.93%
	(Cost $3,204,309,703)	3,786,349,410

Financial Derivative Instruments (c) – (0.14)%		(5,232,165)

Net other assets and liabilities –
1.21%		46,048,941

Total net assets – 100.00%		$ 3,827,166,186

*	Non-income producing security

(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Fair valued at April 30, 2014 as determined in good faith using procedures approved by the Board of Trustees.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2014 (continued)

(c) Financial Derivative Instruments

Over-the-Counter Financial Derivative Instruments

The Fund held the following open forward foreign currency contracts at April 30, 2014:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Euro (Short)	Citibank, N.A.	5/14/14	242,599	$336,562,863	$(6,562,863)
Japanese Yen (Short)	JPMorgan Chase Bank, N.A.	5/22/14	34,619,650	338,669,302	1,330,698
Total					$(5,232,165)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	13.65%
Pharmaceuticals	6.96
Life & Health Insurance	4.34
Automobile Manufacturers	4.27
Data Processing & Outsourced Services	3.88
Auto Parts & Equipment	3.19
Diversified Capital Markets	2.97
Broadcasting	2.97
Restaurants	2.91
Air Freight & Logistics	2.91
Human Resource & Employment Services	2.89
Industrial Machinery	2.87
Electronic Equipment & Instruments	2.75
Health Care Equipment	2.72
Apparel, Accessories & Luxury Goods	2.65
Hotels, Resorts & Cruise Lines	2.36
Semiconductor Equipment	2.05
Communications Equipment	1.96
Property & Casualty Insurance	1.87
Airlines	1.79
Internet Software & Services	1.76
Semiconductors	1.68
Real Estate Development	1.61
Personal Products	1.51
Homebuilding	1.36
Internet Retail	1.28
Aerospace & Defense	1.12
Multi-line Insurance	1.06
Construction & Farm Machinery & Heavy
Trucks	1.05
Integrated Telecommunication Services	1.03
Construction & Engineering	1.03
Cable & Satellite	0.86
Casinos & Gaming	0.73
IT Consulting & Other Services	0.72
Oil & Gas Exploration & Production	0.67
Steel	0.65
Consumer Electronics	0.65
Health Care Distributors	0.64
Biotechnology	0.60
Commodity Chemicals	0.55
Specialty Chemicals	0.51
Integrated Oil & Gas	0.45
Specialized Finance	0.30
Diversified Metals & Mining	0.29
Soft Drinks	0.19
Home Improvement Retail	0.13
Regional Banks	0.09
Airport Services	0.07

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2014 (continued)

Long-Term Investments	94.55
Short-Term Investment	4.38
Total Investments	98.93
Financial Derivative Instruments	(0.14)
Net Other Assets and Liabilities	1.21
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$57,996,679	$1,307,255	$—	$59,303,934
Brazil	40,019,972	—	—	40,019,972
China	137,458,860	—	—	137,458,860
Finland	74,847,496	—	—	74,847,496
France	402,391,464	—	—	402,391,464
Germany	450,928,892	—	—	450,928,892
Hong Kong	115,600,386	—	—	115,600,386
India	40,231,851	—	—	40,231,851
Indonesia	33,768,235	—	—	33,768,235
Japan	667,481,088	—	—	667,481,088
Korea	27,045,979	—	—	27,045,979
Mexico	21,334,332	—	—	21,334,332
Netherlands	148,407,635	—	—	148,407,635
Panama	7,873,296	—	—	7,873,296
Russia	7,195,086	—	—	7,195,086
Singapore	44,522,055	—	—	44,522,055
Spain	167,886,770	—	—	167,886,770
Switzerland	327,160,189	—	—	327,160,189
Taiwan	48,496,697	—	—	48,496,697
United Kingdom	551,838,207	—	—	551,838,207
United States	211,223,229	—	—	211,223,229
Total Common Stocks	3,583,708,398	1,307,255	—	3,585,015,653
Preferred Stocks
Brazil	13,970,714	3,938,866	—	17,909,580
Korea	15,823,458	—	—	15,823,458
Total Preferred Stocks	29,794,172	3,938,866	—	33,733,038
Short-Term Investment	167,600,719	—	—	167,600,719
Total Investments	3,781,103,289	5,246,121	—	3,786,349,410
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	1,330,698	—	1,330,698
Total Financial Derivative Instruments	$—	$1,330,698	$—	$1,330,698
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(6,562,863)	—	(6,562,863)
Total Financial Derivative Instruments	$—	$(6,562,863)	$—	$(6,562,863)
* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2014, there was one transfer into Level 2 out of Level 1 as a result of the fair value pricing procedures established by the Board. Due to the illiquidity of African Petroleum Corp., Ltd., the Fund may occasionally utilize a stale exchange price if there had not been any trading on the security that day. Accordingly, at April 30, 2014, the Fund priced this position at its most recent closing price on the exchange.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2014

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds – 90.33%

		France – 2.97%
USD	600,000	BNP Paribas S.A. (a) (b)	7.195%	6/25/37	$ 675,000
USD	470,000	Numericable Group S.A. (a)	6.250%	5/15/24	481,750
					1,156,750

		Germany – 2.87%
EUR	400,000	Kabel Deutschland Vertrieb und Service GmbH	6.500%	6/29/18	578,525
USD	500,000	Unitymedia Hessen GmbH & Co. KG (a)	7.500%	3/15/19	541,250
					1,119,775

		Ireland – 2.28%
EUR	440,000	Ardagh Glass Finance plc	8.750%	2/1/20	657,742
EUR	150,000	Ardagh Packaging Finance plc	9.250%	10/15/20	231,774
					889,516

		Italy – 0.90%
GBP	200,000	Assicurazioni Generali SpA (b)	6.269%	6/16/26	351,879

		Jamaica – 1.90%
USD	710,000	Digicel, Ltd. (a) (h)	8.250%	9/1/17	740,211

		Luxembourg – 10.22%
USD	470,000	Altice S.A. (a)	7.750%	5/15/22	490,562
USD	465,000	Dufry Finance SCA (a)	5.500%	10/15/20	483,219
EUR	150,000	Geo Travel Finance SCA	10.375%	5/1/19	225,531
USD	86,000	Intelsat Jackson Holdings S.A. (a)	5.500%	8/1/23	84,495
EUR	130,000	Numericable Finance & Co. SCA	12.375%	2/15/19	228,149
EUR	300,000	Ontex IV S.A.	9.000%	4/15/19	454,704
EUR	800,000	Telenet Finance Luxembourg SCA	6.375%	11/15/20	1,195,700
USD	800,000	Wind Acquisition Finance S.A. (a)	7.375%	4/23/21	824,000
					3,986,360

		Netherlands – 4.17%
EUR	150,000	Linde Finance B.V.	7.375%	7/14/66	234,918
EUR	100,000	TMF Group Holding B.V.	9.875%	12/1/19	154,703
EUR	93,000	UPC Holding B.V.	8.375%	8/15/20	142,021
USD	150,000	UPCB Finance III, Ltd. (a)	6.625%	7/1/20	160,875
EUR	625,000	Ziggo Bond Co. B.V. (a)	8.000%	5/15/18	935,377
					1,627,894

		United Kingdom – 43.64%
GBP	700,000	AA Bond Co., Ltd.	9.500%	7/31/19	1,335,524
GBP	205,000	Arqiva Broadcast Finance plc (a)	9.500%	3/31/20	398,040
GBP	200,000	Arqiva Broadcast Finance plc	9.500%	3/31/20	388,332
GBP	400,000	Bakkavor Finance 2 plc	8.250%	2/15/18	721,791
USD	235,000	Barclays Bank plc (b)	6.860%	6/15/32	253,976
GBP	150,000	BAT International Finance plc	6.000%	6/29/22	300,188
USD	490,000	British Sky Broadcasting Group plc (a)	3.125%	11/26/22	474,995
GBP	650,000	Daily Mail & General Trust	5.750%	12/7/18	1,215,129
GBP	200,000	Gala Electric Casinos plc	11.500%	6/1/19	366,693
GBP	400,000	Gala Group Finance plc	8.875%	9/1/18	722,013
GBP	150,000	Hastings Insurance Group Finance plc	8.000%	10/21/20	264,657
USD	200,000	Imperial Tobacco Finance plc (a)	3.500%	2/11/23	194,060

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
					(unaudited)

Strategic Income Fund
April 30, 2014 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	501,000	ITV plc	5.375%	10/19/15	$ 892,200
GBP	500,000	Legal & General Group plc (b)	6.385%	5/2/17	907,515
USD	1,100,000	Lloyds Banking Group plc (a) (b)	6.267%	11/14/16	1,116,500
USD	800,000	Prudential plc (b)	6.500%	6/23/14	811,000
EUR	510,000	Rexam plc (c)	6.750%	6/29/67	757,218
USD	400,000	Royal Bank of Scotland Group plc (b)	7.640%	9/30/17	418,000
USD	1,100,000	Standard Chartered plc (b)	6.409%	1/30/17	1,187,312
GBP	67,000	Thames Water Utilities Finance, Ltd. (c)	5.375%	7/21/25	121,367
GBP	500,000	Thomas Cook Group plc	7.750%	6/22/17	938,117
GBP	294,000	Towergate Finance plc	8.500%	2/15/18	528,734
GBP	710,000	Virgin Media Finance plc	8.875%	10/15/19	1,285,698
GBP	500,000	William Hill plc	7.125%	11/11/16	940,269
GBP	100,000	WPP 2012 Ltd.	6.000%	4/4/17	187,215
USD	270,000	WPP Finance 2010	4.750%	11/21/21	293,273
					17,019,816

		United States – 21.38%
USD	526,000	Avis Budget Car Rental LLC	5.500%	4/1/23	533,890
USD	600,000	CHS/Community Health Systems, Inc.	7.125%	7/15/20	644,250
USD	66,000	CHS/Community Health Systems, Inc. (a)	6.875%	2/1/22	68,722
USD	75,000	First Data Corp.	11.250%	1/15/21	86,062
USD	125,000	First Data Corp.	10.625%	6/15/21	142,344
USD	600,000	HCA Holdings, Inc.	7.750%	5/15/21	660,750
EUR	600,000	Infor (US), Inc.	10.000%	4/1/19	953,109
USD	950,000	Iron Mountain, Inc.	6.000%	8/15/23	1,014,125
	2,500,000	Lehman Brothers UK Capital Funding IV LP
EUR		(b) (d) (e) (f)	5.750%	4/25/15	—
EUR	775,000	Levi Strauss & Co.	7.750%	5/15/18	1,123,580
USD	100,000	Regal Entertainment Group	5.750%	6/15/23	102,500
USD	160,000	Regal Entertainment Group	5.750%	2/1/25	159,200
USD	250,000	Reynolds Group Issuer, Inc.	5.750%	10/15/20	261,250
USD	540,000	Service Corp. International	7.625%	10/1/18	628,452
USD	280,000	Sprint Corp. (a)	7.875%	9/15/23	309,400
USD	357,000	Sprint Corp. (a)	7.125%	6/15/24	375,742
USD	38,000	T-Mobile USA, Inc.	6.633%	4/28/21	41,183
USD	460,000	T-Mobile USA, Inc.	6.125%	1/15/22	485,300
USD	125,000	Tenet Healthcare Corp.	8.000%	8/1/20	136,250
USD	60,000	Tenet Healthcare Corp. (a)	6.000%	10/1/20	63,113
USD	496,000	Tenet Healthcare Corp.	8.125%	4/1/22	551,800
					8,341,022
	Total corporate bonds
	(Cost $34,719,210)				35,233,223

US government obligations – 3.57%

	United States - 3.57%
USD	1,000,000	United States Treasury Bill	0.046%	6/12/14	999,948
USD	400,000	United States Treasury Note (g)	0.875%	1/31/18	394,812
					1,394,760
	Total US government obligations
	(Cost $1,395,931)				1,394,760

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2014 (continued)

		Value
		(note 2)
Total long-term investments
(Cost $36,115,141)		$ 36,627,983

Shares

Short-term investment - 4.72%
1,839,657	Fidelity Institutional Treasury Portfolio (h)	1,839,657
Total short-term investment
(Cost $1,839,657)		1,839,657
Total investments - 98.62%
(Cost $37,954,798)		38,467,640
Financial Derivative Instruments (i) – 0.02%		7,153
Net other assets and liabilities – 1.36%		529,703
Total net assets – 100.00%		$ 39,004,496

(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2014, the restricted securities held by the Fund had an aggregate value of $8,417,311, which represented 21.6% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Variable or Floating rate interest rate security. Rate presented represents rate at April 30, 2014.
(d)	Security is in default.
(e)	Fair valued at April 30, 2014 as determined in good faith using procedures approved by the Board of Trustees.
(f)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(g)	A portion of this security is held at the broker as collateral for swap contracts.
(h)	These securities and short-term investments were segregated for open delayed-delivery purchases and swap contracts at April 30, 2014.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2014 (continued)

(i) Financial Derivative Instruments

Over-the-Counter Financial Derivative Instruments

The Fund held the following open forward foreign currency contracts at April 30, 2014:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
British Pound (Short)	Citibank, N.A.	5/22/14	7,206	$12,165,116	$(43,295)
Euro (Short)	State Street Bank, London	5/22/14	6,777	9,401,865	(53,726)
Total					$(97,021)

The Fund held the following over-the-counter credit default swap contracts at April 30, 2014:

								Upfront
		Rates		Implied	Notional			premiums	Unrealized
	Reference	received/	Termination	credit	amount		Market	paid/	appreciation/
Counterparty	entity	(paid)	date	spread	(000s	)	value	(received)	(depreciation)
Protection purchased:
	International Business
Deutsche Bank AG	Machines Corp.	(1.00)%	6/20/19	0.42%	$850		$(24,644)	$(26,208)	$1,564
Protection sold:
J.P. Morgan Chase
Bank, N.A.	ConvaTec Healthcare	5.00%	12/20/17	1.57%	69		8,453	(1,637)	10,090
Barclays Bank plc	ConvaTec Healthcare	5.00%	12/20/18	2.17%	486		60,462	2,368	58,094
	Schaeffler Finance
Barclays Bank plc	B.V.	5.00%	12/20/18	1.54%	243		37,466	27,527	9,939
Citibank, N.A.	Cerved Group SpA	5.00%	12/20/18	2.28%	139		16,724	(3,066)	19,790
Citibank, N.A.	ConvaTec Healthcare	5.00%	3/20/19	2.32%	69		8,564	4,869	3,695
Citibank, N.A.	Alcatel Lucent	5.00%	3/20/19	3.20%	208		16,619	15,617	1,002
Total							$123,644	$19,470	$104,174
Total Financial Derivative Instruments									$7,153

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Telecommunication Services	9.11%
Cable TV	7.72
Commercial Banks Non-US	6.56
Medical-Hospitals	5.45
Life/Health Insurance	4.41
Containers - Metal/Glass	4.22
U.S. Government Obligations	3.58
Auto Repair Centers	3.42
Telephone-Integrated	3.30
Cellular Telecommunications	3.11
Publishing-Newspapers	3.11
Apparel Manufacturers	2.88
Diversified Banking Institution	2.80
Commercial Services	2.60
Enterprise Software/Services	2.44
Finance-Other Services	2.44
Gambling (Non-Hotel)	2.41
Travel Services	2.40
Television	2.29
Broadcast Services/Programs	2.02
Food-Wholesale/Distribution	1.85
Funeral Services & Related Items	1.61
Multi-line Insurance	1.58
Rental Auto/Equipment	1.37
Insurance Brokers	1.35
Tobacco	1.27
Retail-Miscellaneous/Diversified	1.24
Feminine Health Care Products	1.16
Diversified Operations	0.94
Advertising Services	0.75
Consumer Products - Miscellaneous	0.67
Theaters	0.67
Industrial Gases	0.60
Data Processing/Management	0.58
Transport-Services	0.58
Consulting Services	0.48
Commercial Services-Finance	0.40
Water	0.31
Satellite Telecommunications	0.22
Finance - Investment Banking & Brokerage	0.00 *
Long-Term Investments	93.90
Short-Term Investment	4.72
Total Investments	98.62
Financial Derivative Instruments	0.02
Net Other Assets and Liabilities	1.36
100.00%

* Amount represents less than 0.005% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:

	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)		Total
Assets
Corporate Bonds
France	$—	$1,156,750	$—		$1,156,750
Germany	—	1,119,775	—		1,119,775
Ireland	—	889,516	—		889,516
Italy	—	351,879	—		351,879
Jamaica	—	740,211	—		740,211
Luxembourg	—	3,986,360	—		3,986,360
Netherlands	—	1,627,894	—		1,627,894
United Kingdom	—	17,019,816	—		17,019,816
United States	—	8,341,022	—	*	8,341,022
Total Corporate Bonds	—	35,233,223	—	*	35,233,223
US Government Obligations
United States	—	1,394,760	—		1,394,760
Total US Government Obligations	—	1,394,760	—		1,394,760
Short-Term Investment	1,839,657	—	—		1,839,657
Total Investments	$1,839,657	$36,627,983	$—	*	$38,467,640
Financial Derivative Instruments**
Over-The-Counter Credit Default Swap Contracts	—	104,174	—		104,174
Total Financial Derivative Instruments	$—	$104,174	$—		$104,174
Liabilities
Financial Derivative Instruments**
Forward Foreign Currency Contracts	—	(97,021)	—		(97,021)
Total Financial Derivative Instruments	$—	$(97,021)	$—		$(97,021)

*	Fund held a Level 3 security that was fair valued at $0 at April 30, 2014.
**	These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2014 (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	July 31,	discounts/	Realized	appreciation			in to	out of	April 30,
securities	2013	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2014
Corporate Bonds
United States
Lehman Brothers
UK Capital
Funding IV LP	$0	$0	$0	0	$0	$0	$0	$0	$0
Total	$0	$0	$0	0	$0	$0	$0	$0	$0

The total net change in unrealized depreciation attributable to Level 3 investments held at April 30, 2014 was $0.

The Fund’s Adviser has determined that Lehman Brothers UK Capital Funding IV LP is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment on the basis that the company has filed for bankruptcy, the position is currently in default and is highly subordinated.

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
					(unaudited)

Unconstrained Bond Fund
April 30, 2014

Face					Value
amount			Coupon	Maturity	(note 2)

Corporate bonds – 45.72%

		Australia – 1.76%
USD	100,000	Leighton Finance USA Pty. Ltd.	5.950%	11/13/22	$ 102,093
USD	200,000	Origin Energy Finance, Ltd. (a)	3.500%	10/9/18	205,573
EUR	50,000	Santos Finance, Ltd. (b)	8.250%	9/22/70	79,183
USD	100,000	Westpac Banking Corp.	4.875%	11/19/19	112,182
					499,031

		Belgium – 1.06%
EUR	100,000	Anheuser-Busch InBev N.V.	2.700%	3/31/26	141,615
EUR	100,000	Barry Callebaut Services N.V.	5.625%	6/15/21	159,201
					300,816

		Brazil – 0.24%
USD	60,000	Vale Overseas, Ltd.	5.625%	9/15/19	67,380

		Canada – 0.73%
USD	200,000	New Gold, Inc. (a)	6.250%	11/15/22	206,000

		Denmark – 0.30%
EUR	50,000	DONG Energy A/S	6.500%	5/7/19	86,249

		Finland – 0.52%
EUR	100,000	Citycon OYJ	3.750%	6/24/20	146,717

		France – 2.99%
EUR	75,000	BNP Paribas S.A.	2.250%	1/13/21	106,933
EUR	100,000	Cegedim S.A.	6.750%	4/1/20	146,157
EUR	100,000	CMA CGM S.A.	8.875%	4/15/19	144,631
EUR	100,000	La Financiere Atalian SAS	7.250%	1/15/20	149,320
EUR	100,000	Numericable Group S.A.	5.625%	5/15/24	144,286
EUR	100,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	154,853
					846,180

		Germany – 0.20%
EUR	40,000	Bayer AG	1.875%	1/25/21	56,620

		Ireland – 1.09%
EUR	100,000	Ardagh Packaging Finance plc	9.250%	10/15/20	154,516
EUR	100,000	Eircom Finance, Ltd.	9.250%	5/15/20	154,863
					309,379

		Italy – 1.81%
EUR	100,000	Banco Popolare SC	3.500%	3/14/19	142,106
EUR	150,000	Intesa Sanpaolo SpA	3.500%	1/17/22	220,800
EUR	100,000	IVS F. SpA	7.125%	4/1/20	148,793
					511,699

		Luxembourg – 4.45%
EUR	100,000	Altice S.A.	7.250%	5/15/22	144,615
GBP	100,000	Cabot Financial Luxembourg S.A.	8.375%	8/1/20	183,951
EUR	100,000	Financiere Medicis Lux S.A.	7.000%	5/15/20	147,030
USD	200,000	Intelsat Luxembourg S.A.	7.750%	6/1/21	209,250
EUR	100,000	Matterhorn Mobile S.A. (a) (b)	5.537%	5/15/19	141,204

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
					(unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Face					Value
amount			Coupon	Maturity	(note 2)
EUR	100,000	Telenet Finance Luxembourg SCA	6.375%	11/15/20	$ 149,463
EUR	100,000	Wind Acquisition Finance S.A. (a) (b)	5.595%	4/30/19	141,121
EUR	100,000	Wind Acquisition Finance S.A.	7.000%	4/23/21	143,764
					1,260,398

		Mexico – 0.56%
EUR	100,000	America Movil SAB de C.V.	4.125%	10/25/19	157,431

		Netherlands – 3.56%
EUR	100,000	Deutsche Annington Finance BV (b)	4.625%	4/8/74	139,169
EUR	100,000	ING Bank N.V. (b)	3.625%	2/25/26	141,371
EUR	100,000	InterXion Holding N.V.	6.000%	7/15/20	148,862
EUR	100,000	Redexis Gas Finance BV	2.750%	4/8/21	141,562
EUR	100,000	Stork Technical Services Holdings BV	11.000%	8/15/17	148,446
EUR	200,000	Telefonica Europe BV (c)	5.875%	3/31/24	289,235
					1,008,645

		United Kingdom – 12.12%
GBP	100,000	Arqiva Financing plc	4.040%	6/30/20	171,802
EUR	100,000	Atrium European Real Estate, Ltd.	4.000%	4/20/20	142,844
GBP	100,000	Bond Mission Critical Services plc (a) (b)	6.277%	5/1/19	170,950
GBP	50,000	Centrica plc	6.375%	3/10/22	100,519
USD	200,000	EnQuest plc	7.000%	4/15/22	204,875
GBP	50,000	Firstgroup plc	8.125%	9/19/18	100,930
GBP	100,000	Galaxy Bidco, Ltd. (a) (b)	5.521%	11/15/19	170,950
GBP	100,000	Hastings Insurance Group Finance plc (a) (b)	6.527%	10/21/19	170,241
GBP	50,000	HBOS Capital Funding LP (c)	6.461%	11/30/18	90,139
GBP	50,000	HSBC Holdings plc	7.000%	4/7/38	106,496
GBP	50,000	Imperial Tobacco Finance plc	7.750%	6/24/19	103,223
EUR	185,000	Leeds Building Society	2.625%	4/1/21	258,789
EUR	100,000	Nationwide Building Society (b)	4.125%	3/20/23	147,553
GBP	100,000	Old Mutual plc	8.000%	6/3/21	190,195
GBP	50,000	RSA Insurance Group plc (b)	9.375%	5/20/39	103,357
GBP	50,000	Southern Gas Networks plc (b)	0.818%	10/21/15	83,741
GBP	100,000	Standard Life plc (b)	5.500%	12/4/42	179,355
GBP	50,000	Tesco plc	6.125%	2/24/22	96,746
EUR	50,000	The Royal Bank of Scotland plc (b)	4.625%	9/22/21	70,831
EUR	100,000	Thomas Cook Finance plc	7.750%	6/15/20	154,152
GBP	100,000	Towergate Finance plc (a) (b)	6.027%	2/15/18	171,162
USD	132,000	Tullow Oil plc (a)	6.000%	11/1/20	135,300
EUR	100,000	Vougeot Bidco plc (a) (b)	5.578%	7/15/20	140,822
GBP	100,000	William Hill plc	4.250%	6/5/20	167,548
					3,432,520

		United States – 14.33%
USD	200,000	Alere, Inc.	6.500%	6/15/20	211,000
GBP	50,000	AT&T, Inc.	7.000%	4/30/40	111,896
GBP	50,000	Bank of America Corp.	7.750%	4/30/18	100,913
USD	200,000	BMC Software Finance, Inc. (a)	8.125%	7/15/21	210,500
USD	200,000	Calumet Specialty Products Partners LP (a)	6.500%	4/15/21	200,000
EUR	100,000	Cemex Finance LLC	5.250%	4/1/21	142,897
USD	200,000	CHS/Community Health Systems, Inc. (a)	6.875%	2/1/22	208,250
USD	100,000	Citigroup, Inc.	1.750%	5/1/18	98,835
USD	200,000	Digicel Group, Ltd. (a)	8.250%	9/30/20	214,000
USD	200,000	Gardner Denver, Inc. (a)	6.875%	8/15/21	206,250

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
				(unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Face					Value
amount			Coupon	Maturity	(note 2)
GBP	100,000	Health Care REIT, Inc.	4.800%	11/20/28	$ 172,431
USD	100,000	Hockey Merger Sub 2, Inc. (a)	7.875%	10/1/21	107,250
USD	200,000	Hot Topic, Inc. (a)	9.250%	6/15/21	219,500
USD	100,000	ILFC E-Capital Trust I (a) (b)	5.210%	12/21/65	95,500
EUR	180,000	Morgan Stanley	2.375%	3/31/21	253,252
USD	200,000	PF Chang's China Bistro, Inc. (a)	10.250%	6/30/20	209,000
USD	50,000	Philip Morris International, Inc.	5.650%	5/16/18	57,461
USD	200,000	Quiksilver, Inc.	10.000%	8/1/20	228,000
USD	200,000	RCN Telecom Services LLC (a)	8.500%	8/15/20	213,000
USD	200,000	Reynolds Group Issuer, Inc.	8.250%	2/15/21	217,250
USD	200,000	Sprint Corp. (a)	7.125%	6/15/24	210,500
GBP	50,000	The Goldman Sachs Group, Inc.	6.125%	5/14/17	92,933
USD	200,000	TMS International Corp. (a)	7.625%	10/15/21	215,000
USD	50,000	Verizon Communications, Inc.	6.550%	9/15/43	61,899
					4,057,517
	Total corporate bonds
	(Cost $12,522,092)				12,946,582

Commercial mortgage-backed securities – 3.62%

		Germany – 3.01%
EUR	256,065	German Residential Funding plc (b)	1.889%	8/27/24	360,938
EUR	130,297	Juno Eclipse 2007-2, Ltd. (b)	0.538%	11/20/22	160,431
EUR	241,887	Juno Eclipse 2007-2, Ltd. (b)	0.468%	11/20/22	330,549
					851,918

		United Kingdom – 0.61%
GBP	21,477	Business Mortgage Finance 2 plc (b)	2.321%	2/15/37	36,890
GBP	80,522	Business Mortgage Finance 3 plc (b)	1.921%	11/15/38	135,177
					172,067
	Total commercial mortgage-backed securities
	(Cost $997,081)				1,023,985

Residential mortgage-backed securities – 4.78%

		Australia – 0.83%
EUR	173,265	Interstar Millennium Series 2004-1E Trust (b)	0.747%	5/7/36	234,355

		United Kingdom – 3.95%
GBP	119,000	Eurosail 2006-1 plc (b)	0.781%	6/10/44	177,663
USD	295,864	Granite Master Issuer plc (b)	0.232%	12/20/54	292,935
GBP	194,051	Money Partners Securities 4 plc (b)	0.901%	3/15/40	322,854
USD	325,000	Silverstone Master Issuer plc (a) (b)	1.778%	1/21/55	326,664
					1,120,116
	Total residential mortgage-backed securities
	(Cost $1,334,975)				1,354,471

Collateralized loan obligations – 4.21%

		United Kingdom – 4.21%
EUR	130,000	Clavos Euro CDO, Ltd. (b)	1.827%	4/18/23	177,814
EUR	250,000	Dalradian European CLO III BV (b)	0.977%	4/11/23	312,647

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
					(unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Face					Value
amount			Coupon	Maturity	(note 2)
EUR	242,879	Grosvenor Place CLO II B.V. (b)	0.634%	3/28/23	$ 332,924
EUR	100,000	Highlander Euro CDO II BV (b) (d)	0.970%	12/14/22	115,844
EUR	185,077	Lambda Finance B.V. (b)	0.859%	9/20/31	253,594
					1,192,823
	Total collateralized loan obligations
	(Cost $1,171,117)				1,192,823

Sovereign debt obligations – 21.97%

AUD	161,000	Australia Government Bond	4.000%	8/20/15	266,993
AUD	60,000	Australia Government Bond	4.000%	8/20/20	103,264
CAD	124,007	Canadian Government Bond	4.250%	12/1/21	148,340
CAD	74,054	Canadian Government Bond (e)	1.500%	12/1/44	77,502
EUR	591,000	Italy Buoni Poliennali Del Tesoro	3.750%	9/1/24	863,490
EUR	73,745	Italy Buoni Poliennali Del Tesoro (a) (e)	2.350%	9/15/24	106,641
MXN	11,500,400	Mexican Bonos	10.000%	12/5/24	1,135,245
NZD	240,000	New Zealand Government Bond (e)	4.500%	2/15/16	323,659
SGD	224,000	Singapore Government Bond	3.375%	9/1/33	187,633
ZAR	6,480,000	South Africa Government Bond	7.250%	1/15/20	595,289
EUR	583,000	Spain Government Bond (a)	3.800%	4/30/24	862,450
GBP	687,737	United Kingdom Gilt Inflation Linked (e)	0.125%	3/22/24	1,213,951
GBP	39,607	United Kingdom Gilt Inflation Linked (e)	0.125%	3/22/29	68,984
GBP	160,000	United Mexican States	5.625%	3/19/14	267,126
	Total sovereign debt obligations
	(Cost $6,019,867)				6,220,567

US government obligations – 13.19%

	United States - 13.19%
	178,224	United States Treasury Inflation Indexed Bonds
USD		(e)	2.500%	1/15/29	220,385
	438,420	United States Treasury Inflation Indexed Bonds
USD		(e)	0.750%	2/15/42	396,085
	1,590,012	United States Treasury Inflation Indexed Bonds
USD		(e)	0.125%	1/15/22	1,573,429
USD	1,540,000	United States Treasury Note	0.375%	6/15/15	1,544,361
					3,734,260
	Total US government obligations
	(Cost $3,657,349)				3,734,260
Shares
Preferred stock – 0.35%

United States - 0.35%
100	Ally Financial, Inc. 7%, 5/30/14 (a) (c)	99,538
Total preferred stock
(Cost $96,500)		99,538

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Total long-term investments
(Cost $25,798,981)	26,572,226

Shares

Short-term investment - 2.10%
593,916	Fidelity Institutional Treasury Portfolio	593,916
	Total short-term investment
	(Cost $593,916)	593,916
Total investments - 95.94%(g)
	(Cost $26,392,897)	27,166,142
Financial Derivative Instruments (h) – 0.30%		84,938
Net other assets and liabilities – 3.76%		1,065,542
Total net assets – 100.00%		$ 28,316,622

(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2014, the restricted securities held by the Fund had an aggregate value of $5,357,366, which represented 18.9% of net assets.

(b)	Variable or Floating rate interest rate security. Rate presented represents rate at April 30, 2014.
(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
(d)	Fair valued at April 30, 2014 as determined in good faith using procedures approved by the Board of Trustees.
(e)	Indexed security in which both the coupon and principal are adjusted in-line with movements in the inflation index in that sovereign market.
(f)	Less than 0.05% of net assets.
(g)
All or a portion of these securities and short-term investments were segregated for open futures contracts, forward foreign currency contracts, swaptions and swap contracts. At April 30, 2014, the aggregate amount available to cover segregation requirements was $26,889,812.

REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

(h) Financial Derivative Instruments
Exchange-Traded or Centrally–Cleared Financial Derivative Instruments

The Fund held the following open futures contracts at April 30, 2014:
			Current	Unrealized
	Number of	Expiration	notional	appreciation/
	contracts	date	value	(depreciation)
Euro Bund (Long)	4	6/06/14	$ 802,110	$ 9,207
UK Long Gilt Bond (Short)	(16)	6/26/14	2,980,497	(30,884)
US Treasury 10 Year Note (Short)	(43)	6/19/14	5,350,141	(20,170)
US Treasury Ultra Bond (Short)	(4)	6/19/14	589,125	(21,287)
Total				$ (63,134)

The Fund held the following exchange-traded purchased options contracts at April 30, 2014:

		Put/	Exercise	Expiration
Description	# of Contracts	Call	Price	Date	Cost	Value
30 Year United States Treasury Note Future	12	Put	$131	8/22/14	$ 15,021	$ 13,500

The Fund held the following exchange-traded written options contracts at April 30, 2014:

							Unrealized
		Put/	Exercise	Expiration	Premiums		appreciation/
Description	# of Contracts	Call	Price	Date	Received	Value	(depreciation)
30 Year United States Treasury Note Future	12	Call	$137	8/22/14	$ (12,788)	$ (14,062)	$ (1,274)

The Fund held the following centrally-cleared interest rate swap contracts at April 30, 2014:
	Notional	Portfolio		Annual		Unrealized
	amounts	Pays/Receives		Fixed	Termination	appreciation/
Exchange	(000s)	Floating Rate	Floating Rate Index	Rate	Date	(depreciation)
CME Group	$ 902	Receives	6-month EURIBOR	2.9250%	12/27/43	$ (17,003)
CME Group	8,047	Pays	6-month EURIBOR	1.1310	1/08/17	35,322
CME Group	1,520	Receives	6-month GBP LIBOR	3.3470	12/20/63	(8,378)
LCH.Clearnet	3,607	Receives	6-month EURIBOR	2.7980	3/25/24	(42,656)
LCH.Clearnet	4,301	Pays	6-month EURIBOR	0.7650	3/24/17	12,443
LCH.Clearnet	840	Receives	3-month USD LIBOR	4.2320	1/27/47	(58,471)
LCH.Clearnet	1,750	Pays	3-month USD LIBOR	4.1330	1/27/27	61,682
LCH.Clearnet	2,500	Pays	3-month USD LIBOR	1.7850	3/31/19	6,830
LCH.Clearnet	4,100	Receives	3-month USD LIBOR	1.0100	3/31/17	(8,470)
Total						$ (18,701)
CME Chicago Mercantile Exchange
LCH London Clearing House

The Fund held the following centrally-cleared credit default swap contracts at April 30, 2014:
Upfront
		Rates		Implied	Notional		premiums	Unrealized
	Reference	received/	Termination	credit	amount	Market	paid/	appreciation/
Counterparty	entity	(paid)	date	spread	(000s)	value	(received)	(depreciation)
Protection purchased:
ICE	iTraxx Crossover 5-Year Index	(5.00)%	6/20/19	2.74%	$ 1,387	$(142,670)	$(111,266)	$(31,404)

See notes to portfolio of investments

Henderson Global Funds			Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

ICE InterContinental Exchange

Over-the-Counter Financial Derivative Instruments

The Fund held the following open forward foreign currency contracts at April 30, 2014:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Australian Dollar (Long)	JPMorgan Chase Bank, N.A.	6/18/14	74	$ 68,106	$ (34)
Australian Dollar (Short)	JPMorgan Chase Bank, N.A.	6/18/14	362	334,833	(6,852)
Australian Dollar (Short)	Deutsche Bank AG	6/18/14	111	102,918	(2,539)
British Pound (Long)	JPMorgan Chase Bank, N.A.	6/18/14	14	23,912	360
British Pound (Long)	Deutsche Bank AG	6/18/14	553	934,175	11,332
British Pound (Long)	Citibank, N.A.	6/18/14	67	112,504	449
British Pound (Short)	JPMorgan Chase Bank, N.A.	6/18/14	267	451,085	(6,386)
British Pound (Short)	Deutsche Bank AG	6/18/14	3,440	5,806,684	(92,947)
British Pound (Short)	Citibank, N.A.	6/18/14	10	16,874	(47)
Canadian Dollar (Long)	JPMorgan Chase Bank, N.A.	6/18/14	16	14,409	283
Canadian Dollar (Short)	Deutsche Bank AG	6/18/14	83	75,189	(890)
Canadian Dollar (Short)	Citibank, N.A.	6/18/14	165	150,329	103
Columbian Peso (Long)	Citibank, N.A.	6/18/14	441	226,552	11,219
Euro (Long)	JPMorgan Chase Bank, N.A.	6/18/14	561	778,399	5,642
Euro (Long)	Deutsche Bank AG	6/18/14	11	15,867	31
Euro (Short)	JPMorgan Chase Bank, N.A.	6/18/14	1,666	2,311,038	5,507
Euro (Short)	Deutsche Bank AG	6/18/14	6,610	9,169,679	1,524
Euro (Short)	Citibank, N.A.	6/18/14	293	406,229	(707)
Indonesian Rupiah (Long)	JPMorgan Chase Bank, N.A.	6/18/14	1,224,080	105,484	(1,516)
Japanese Yen (Long)	JPMorgan Chase Bank, N.A.	6/18/14	569	5,562	(12)
Japanese Yen (Short)	JPMorgan Chase Bank, N.A.	6/18/14	569	5,562	37
Japanese Yen (Short)	Deutsche Bank AG	6/18/14	86,236	843,746	5,723
Malaysian Ringgit (Long)	Citibank, N.A.	6/18/14	728	222,659	2,159
Malaysian Ringgit (Short)	JPMorgan Chase Bank, N.A.	6/18/14	360	110,192	(193)
Mexican Peso (Long)	JPMorgan Chase Bank, N.A.	6/18/14	6,173	470,164	2,163
Mexican Peso (Long)	Deutsche Bank AG	6/18/14	110	8,386	(15)
Mexican Peso (Short)	JPMorgan Chase Bank, N.A.	6/18/14	10,675	813,058	(6,086)
New Zealand Dollar (Short)	Deutsche Bank AG	6/18/14	378	324,302	(2,433)
Singapore Dollar (Long)	Deutsche Bank AG	6/18/14	9	7,029	97
Singapore Dollar (Short)	JPMorgan Chase Bank, N.A.	6/18/14	136	108,602	(602)
Singapore Dollar (Short)	Deutsche Bank AG	6/18/14	106	84,727	(652)
South African Rand (Short)	JPMorgan Chase Bank, N.A.	6/18/14	6,431	606,987	(16,743)
South Korean Won (Long)	Citibank, N.A.	6/18/14	115,052	111,234	234
Swiss Franc (Short)	JPMorgan Chase Bank, N.A.	6/18/14	29	32,742	239
Total					$ (91,552)

The Fund held the following over-the-counter purchased options contracts at April 30, 2014:
		Notional/	Put/	Exercise	Expiration
Description	Counterparty	Contracts	Call	Rate	Date	Cost	Value
U.S. Dollar vs. Swiss Franc	Citibank, N.A.	380,000 USD	Call	0.975	9/1/14	$ 2,394	$ 231

Australian Dollar vs. U.S. Dollar	Citibank, N.A.	730,000 AUD	Put	0.85	7/31/14	13,369	818

Euro vs. U.S. Dollar	Barclays Bank plc	530,000 EUR	Put	1.30	1/19/15	10,538	4,074

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Euro vs. U.S. Dollar	Citibank, N.A.	530,000 EUR	Put	1.30	1/19/15	10,538	4,074
New Zealand Dollar vs. U.S. Dollar	Deutsche Bank AG	1,300,000 NZD	Put	0.82	10/10/14	14,000	13,248
Total						$ 50,839	$ 22,445

The Fund held the following over-the-counter purchased swaptions contracts at April 30, 2014:

		Notional/	Put/	Exercise	Expiration
Description	Counterparty	Contracts	Call	Rate	Date	Cost	Value
OTC 30-Year Interest Rate
Swap (Pay 3%, Receive 6 Month EURIBOR)	Citibank, N.A.	1,000,000 EUR	Put	3%	4/17/19	$ 130,538	$ 128,178
OTC 10-Year Interest Rate Swap (Pay 4%,
Receive 3 Month LIBOR)	Deutsche Bank AG	4,100,000 USD	Put	4%	4/18/16	101,680	96,496
Total							$ 224,674

The Fund held the following over-the-counter written options contracts at April 30, 2014:
								Unrealized
		Notional/	Put/	Exercise	Expiration	Premiums		appreciation/
Description	Counterparty	Contracts	Call	rate	date	Received	Value	(depreciation)
Euro vs. U.S. Dollar	Citibank, N.A.	530,000 EUR	Put	1.20	1/19/15	$(3,166)	$(913)	$2,253
Euro vs. U.S. Dollar	Barclays Bank plc	530,000 EUR	Put	1.20	1/19/15	(3,166)	(913)	2,253
New Zealand Dollar vs. U.S. Dollar	Deutsche Bank AG	1,300,000 NZD	Put	0.78	10/10/14	(5,544)	(4,990)	554
Total						$(11,876)	$(6,816)	$5,060

The Fund held the following over-the-counter written swaptions contracts at April 30, 2014:
								Unrealized
		Notional/	Put/	Exercise	Expiration	Premiums		appreciation/
Description	Counterparty	Contracts	Call	rate	date	Received	Value	(depreciation)
Put - OTC 30-Year Interest Rate Swap
(Pay 6 Month EURIBOR, Receive 4%)	Citibank, N.A.	1,000,000 EUR	Put	4%	4/17/19	$(57,671)	$(55,536)	$2,135
Put - OTC 10-Year Interest Rate Swap
(Pay 3 Month LIBOR, Receive 5%)	Deutsche Bank AG	4,100,000 USD	Put	5%	4/18/16	(32,390)	(31,107)	1,283
Total						$(90,061)	$(86,643)	$3,418

See notes to portfolio of investments

Henderson Global Funds			Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

The Fund held the following over-the-counter interest rate swap contracts at April 30, 2014:
	Notional	Portfolio		Annual		Unrealized
	amounts	Pays/Receives		Fixed	Termination	appreciation/
Counterparty	(000s)	Floating Rate	Floating Rate Index	Rate	Date	(depreciation)
JPMorgan Chase Bank, N.A.	$ 2,276	Pays	6-month AUD BBR BBSW	3.2200%	9/11/16	$ 6,649
JPMorgan Chase Bank, N.A.	2,323	Receives	6-month AUD BBR BBSW	3.7460	9/11/18	(21,677)
Deutsche Bank AG	2,555	Receives	3-month CAD CDOR	1.9275	1/31/19	840
Deutsche Bank AG	6,660	Pays	3-month CAD CDOR	1.2600	1/31/16	(8,098)
Barclays Bank plc	2,125	Pays	6-month CHF LIBOR	2.5625	12/24/23	70,256
Citibank, N.A.	5,340	Receives	6-month CHF LIBOR	1.0450	2/14/19	(39,840)
Deutsche Bank AG	1,030	Receives	UK Retail Price Index	3.3650	12/20/23	(6,612)
Deutsche Bank AG	2,242	Pays	3-month NZD BBR	4.0300	4/01/16	3,068
Deutsche Bank AG	2,242	Pays	3-month NZD BBR	4.0500	4/11/16	4,435
Total					$ 9,021

The Fund held the following over-the-counter inflation swap contracts at April 30, 2014:
	Notional	Portfolio		Annual		Unrealized
	amounts	Pays/Receives		Fixed	Termination	appreciation/
Counterparty	(000s)	Floating Rate	Floating Rate Index	Rate	Date	(depreciation)
EUR Harmonized Index of
Citibank, N.A.	$ 555	Receives	Consumer Prices	1.6625%	4/15/24	$(412)

The Fund held the following over-the-counter credit default swap contracts at April 30, 2014:
								Upfront
		Rates		Implied	Notional			premiums	Unrealized
	Reference	received/	Termination	credit	amount		Market	paid/	appreciation/
Counterparty	entity	(paid)	date	spread	(000s	)	value	(received)	(depreciation)
Protection sold:
Citibank, N.A.	Wendel	5.00%	3/20/19	1.51%	139		$22,703	$19,404	$3,299
Barclays Bank plc	Unilabs Subholding AB	5.00%	3/20/19	5.51%	139		(2,928)	(8,495)	5,567
Citibank, N.A.	ISS Global A/S	5.00%	3/20/19	0.75%	139		28,167	27,001	1,166
JPMorgan Chase
Bank, N.A.	PostNL NV	1.00%	3/20/19	1.24%	139		(1,566)	(1,982)	416
Barclays Bank plc	Schaeffler Finance B.V.	5.00%	6/20/19	1.71%	42		6,731	6,655	76
Citibank, N.A.	Schaeffler Finance B.V.	5.00%	6/20/19	1.71%	69		11,140	11,023	117
Barclays Bank plc	Astaldi SpA	5.00%	6/20/19	4.21%	69		2,482	(340)	2,822
Barclays Bank plc	ConvaTec Healthcare	5.00%	6/20/19	2.45%	69		8,490	9,321	(831)
JPMorgan Chase
Bank, N.A.	Ladbrokes plc	1.00%	6/20/19	2.91%	69		(6,221)	(6,886)	665
Total							$68,998	$55,701	$13,297

Total Financial Derivative Instruments									$84,938

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Sovereign	35.16%
Other ABS	4.82
Whole Loan CMO Other	4.16
CMBS Other	3.01
Diversified Banking Institution	2.93
Telecommunication Services	2.59
Cellular Telecommunications	2.55
Commercial Banks Non-US	2.18
Telephone-Integrated	1.63
Consulting Services	1.57
Real Estate Management/Services	1.51
Oil & Gas Exploration & Production	1.48
Building Societies	1.43
Commercial Services	1.28
Cable TV	1.26
Finance-Other Services	1.26
Medical-Hospitals	1.25
Gas-Distribution	1.15
Electric-Integrated	1.03
Insurance Brokers	0.98
Property/Casualty Insurance	0.97
Transport-Services	0.96
Apparel Manufacturers	0.80
Retail - Apparel/Shoe	0.78
Consumer Products - Miscellaneous	0.77
Diagnostic Kits	0.74
Enterprise Software/Services	0.74
Retail - Restaurants	0.74
Satellite Telecommunications	0.74
Gold Mining	0.73
Specified Purpose Acquisition	0.73
Oil & Gas Refining & Marketing	0.71
Investment Management & Advising Services	0.67
Life/Health Insurance	0.63
Whole Loan CMO Mezzanine	0.63
REITS-Health Care	0.61
Multi-line Insurance	0.60
Gambling (Non-Hotel)	0.59
Tobacco	0.57
Food-Confectionery	0.56
Computer Data Security	0.55
Containers - Metal/Glass	0.55
Travel Services	0.54
Applications Software	0.53
Transport-Marine	0.51
Brewery	0.50
Building Products-Cement Aggregates	0.50
Theaters	0.50
Diversified Financial Services	0.36
Finance - Investment Banking & Brokerage	0.36
Finance-Leasing Company	0.34

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Food-Retail	0.34
Money Center Banks	0.32
Metal-Iron	0.24
Medical - Drugs	0.20
Long-Term Investments	93.84
Short-Term Investment	2.10
Total Investments	95.94
Financial Derivatives Instruments	0.30
Net Other Assets and Liabilities	3.76
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014:

	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Australia	$—	$499,031	$—	$499,031
Belgium	—	300,816	—	300,816
Brazil	—	67,380	—	67,380
Canada	—	206,000	—	206,000
Denmark	—	86,249	—	86,249
Finland	—	146,717	—	146,717
France	—	846,180	—	846,180
Germany	—	56,620	—	56,620
Ireland	—	309,379	—	309,379
Italy	—	511,699	—	511,699
Luxembourg	—	1,260,398	—	1,260,398
Mexico	—	157,431	—	157,431
Netherlands	—	1,008,645	—	1,008,645
United Kingdom	—	3,432,520	—	3,432,520
United States	—	4,057,517	—	4,057,517
Total Corporate Bonds	—	12,946,582	—	12,946,582
Commercial Mortgage-Backed Securities
Germany	—	851,918	—	851,918
United Kingdom	—	172,067	—	172,067
Total Commercial Mortgage-Backed Securities	—	1,023,985	—	1,023,985
Residential Mortgage-Backed Securities
Australia	—	234,355	—	234,355
United Kingdom	—	1,120,116	—	1,120,116
Total Residential Mortgage-Backed Securities	—	1,354,471	—	1,354,471
Collateralized Loan Obligations
United Kingdom	—	1,076,979	115,844	1,192,823
Total Collateralized Loan Obligations	—	1,076,979	115,844	1,192,823
PreferredStock
United States	—	99,538	—	99,538
Total Preferred Stock	—	99,538	—	99,538
Sovereign Debt Obligations	—	6,220,567	—	6,220,567
US Government Obligations
United States	—	3,734,260	—	3,734,260
Total US Government Obligations	—	3,734,260	—	3,734,260
Short-Term Investment	593,916	—	—	593,916
Total Investments	593,916	26,456,382	115,844	27,166,142

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)
Financial Derivative Instruments
Forward Foreign Currency Contracts*	—	47,102	—	47,102
Futures Contracts*	9,207	—	—	9,207
Exchange-Traded Purchased Options	13,500	—	—	13,500
Centrally-Cleared Interest Rate Swaps*	—	116,277	—	116,277
Over-The-Counter Purchased Options	—	22,445	—	22,445
Over-The-Counter Written Options*	—	5,060	—	5,060
Over-The-Counter Purchased Swaptions	—	224,674	—	224,674
Over-The-Counter Written Swaptions	—	3,418	—	3,418
Over-The-Counter Interest Rate Swaps*	—	85,248	—	85,248
Over-The-Counter Credit Default Swaps*	—	14,128	—	14,128
Total Financial Derivative Instruments	$22,707	$518,352	$—	$541,059
Liabilities
Financial Derivative Instruments
Forward Foreign Currency Contracts*	—	(138,654)	—	(138,654)
Futures Contracts*	(72,341)	—	—	(72,341)
Exchange-Traded Written Options*	(1,274)	—	—	(1,274)
Centrally-Cleared Interest Rate Swaps*	—	(134,978)	—	(134,978)
Centrally-Cleared Credit Default Swaps*	—	(31,404)	—	(31,404)
Over-The-Counter Interest Rate Swaps*	—	(76,227)	—	(76,227)
Over-The-Counter Inflation Swaps*	—	(412)	—	(412)
Over-The-Counter Credit Default Swaps*	—	(831)	—	(831)
Total Financial Derivative Instruments	$(73,615)	$(382,506)	$—	$(456,121)

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2014, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2014 (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	July 31,	discounts/	Realized	appreciation			in to	out of	April 30,
securities	2013	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2014
Collateralized Loan Obligations
United Kingdom
Highlander Euro
CDO II BV	$0	$0	$0	$2,337	$113,507	$0	$0	$0	$115,844
Total	$0	$0	$0	$2,337	$113,507	$0	$0	$0	$115,844

The total net change in unrealized appreciation attributable to Level 3 investments held at April 30, 2014 was $2,337.

The Fund’s Adviser has determined that Highlander Euro CDO II BV is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value.

See notes to portfolio of investments

Henderson Global Funds	Notes to portfolio of investments (unaudited)

1. Organization
Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among ten series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Opportunities Fund, Henderson Strategic Income Fund and Henderson Unconstrained Bond Fund (collectively, the “Funds”) are included in this report. Each is a separate series of the Trust and each is diversified except for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson High Yield Opportunities Fund and Henderson Unconstrained Bond Fund. The Henderson Unconstrained Bond Fund commenced operations on December 20, 2013.

The Henderson All Asset Fund is a Fund-of-Funds (“FoF”) that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market and derivative instruments. The FoF does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the FoF, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets. The FoFs’ “Portfolio of Investments” lists the underlying funds held as an investment of the FoF as of period end, but does not include the holdings of the underlying funds.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“GAAP”). The preparation of the portfolio of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter ("OTC") market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair market value. Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

OTC financial derivatives instruments between the Funds and their counterparties, including swap contracts, swaptions and option contracts, are valued using independent values provided by independent pricing services when available, otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors. Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange are valued at the daily settlement price determined by the respective exchange, if available at the time of pricing. Otherwise, independent values provided by independent pricing services approved by the Board are used. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the

Henderson Global Funds	Notes to portfolio of investments (unaudited)

underlying rates including the overnight index swap rate and London Interbank Offered Rate ("LIBOR") forward rate to produce the daily settlement price.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions
Investment transactions are accounted for on a trade-date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date.

Foreign currency translation
Investments in securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. Alternatively, a Fund may enter into a forward foreign currency contract for speculative purposes of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, the extent of which may subject the Fund to loss in excess of the amount recognized as unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. Accordingly, the Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, a Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying asset. The Funds realize a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and/or the underlying hedged assets. With futures contracts, there is limited counterparty credit risk to the Funds as futures contracts are exchange-traded and the exchange’s clearinghouse acts as counterparty to all exchange-traded futures transactions. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Options contracts
The Funds may purchase put and call options to create investment exposure consistent with their investment objectives or to hedge or limit the exposure of their portfolio holdings. Alternatively, certain Funds may write (sell) call and put options on securities and financial derivative instruments in order to gain exposure to, or protect against, changes in the markets. The Funds may use options on exchange-traded futures contracts, indices or securities to hedge an existing position or future investment, for speculative purposes, or to manage exposure to market movements. The Funds may use foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation, to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The Funds may also use interest rate swaptions in which the underlying instrument is an interest rate swap (discussed below under “Swap contracts”). Swaptions are agreements to enter into a pre-defined swap agreement by some specified date in the future. The writer of a swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. These types of options may be used to hedge against unfavorable fluctuations in interest rates.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument, while purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium when purchasing call options or put options. The option is subsequently valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. Purchased options are generally exchange traded with limited counterparty risk as settlement is facilitated through a central clearinghouse. Accordingly, the risk is generally limited to the premium paid. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is recognized as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option. Written options are subject to substantial risks. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a derivative instrument, security or currency at a price different from current market value. Further, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The number of option/swaption contracts written and the premiums received by the Unconstrained Bond Fund during the period ended April 30, 2014 were as follows:

	Number of Notional/Contracts	Premiums Received
Options outstanding, beginning of period	-	$-
Options written during period	7,460,113	128,466
Options closed during period	(101)	(13,741)
Options outstanding, end of period	7,460,012	114,725

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Swap contracts
The Funds may enter into interest rate, total return, credit default, inflation, currency and other swap contracts. Swap contracts are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap the returns (or the differential in rates of return) earned or realized on particular investments, instruments, indices or other measures for a defined series of cash flows at a predetermined rate at specified, future intervals. Swap contracts are privately negotiated in the OTC market (“OTC swaps”), or may be executed on a multi-lateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time.

Certain Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage), or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must either pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation or pay a net amount equal to the par value of the defaulted reference entity less its recovery value. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts as of period end are disclosed in the Portfolios of Investments, as applicable. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Certain Funds hold fixed-rate and/or floating-rate bonds. Accordingly, the Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives as the value of these bonds may decrease if interest rates rise, or vice versa. To hedge against this risk and/or to generate income at prevailing market rates, the Funds may enter into interest rate swap contracts. Interest rate swap contracts involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on the notional amount.

Changes in market value, if any, are captured as a component of net change in unrealized appreciation/(depreciation). Daily changes in the valuation of centrally cleared swaps are recorded as a receivable or payable for the change in value (“variation margin”). OTC swap payments received or made at the beginning of the measurement period represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains or losses.

Entering into these contracts involves, to varying degrees, elements of counterparty, interest, credit and market risk in excess of the amounts recognized as unrealized gain or loss. Such risks involve the potential inability of the counterparties to meet the terms of their contract (which is limited with respect to centrally cleared swaps as described below), unanticipated changes in the value of the swap contract, the possibility that there will be no liquid market for the contract, and that there may be unfavorable changes in interest rates. The risk that a counterparty is unable to perform on its obligations in situations when the Funds are in an appreciated position is mitigated with respect to OTC swaps by having master netting arrangements between the Funds and their counterparties and, in certain scenarios dictated by the contracts, the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. There is limited counterparty credit risk with respect to centrally cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on the fluctuations in the fair value of the reference entity. The magnitude of counterparty credit risk is different depending on the type of swap. Under a credit default swap, the Funds’ maximum risk of loss as the protection buyer is limited to the market value, or the current unrealized appreciation/depreciation on the contract plus/minus any upfront premiums paid/received. Alternatively, as the protection seller, the maximum risk of loss is equivalent to the notional or par value of the contract plus/minus any upfront premiums paid/received. At April 30, 2014, notional outstanding for credit protection sold, translated into US Dollar amounts, equated to $250,000 for High Yield Opportunities Fund, $1,213,931 for the Strategic Income Fund and $874,323 for the Unconstrained Bond Fund. Alternatively, under an interest rate swap, as notional is not exchanged, the Funds’ maximum risk of loss is limited to the market value as described above.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

When applicable, open swap contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

3. Fair value measurements
US GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs based on the best information available in the circumstances to the extent observable inputs are not available (including the Fund's own assumptions in determining the fair value of investments)

Tables summarizing each Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2014 have been listed after each Fund’s Portfolio of Investments.

Any transfers between levels are disclosed, effective at the end of the period, in each Fund's table with the reasons for the transfers disclosed in a note to the table, if applicable.

4. Transactions with affiliates
An affiliated entity of a Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Additionally, certain of the Funds held ownership in other Funds within the Trust. At April 30, 2014, the All Asset Fund held 0.1% of the Henderson Global Equity Income Fund, 0.6% of the Henderson Global Technology Fund, 3.0% of the Henderson Strategic Income Fund and 10.5% of the Henderson Unconstrained Bond Fund. Transactions in affiliates during the period ended April 30, 2014 were as follows:

Affiliate	Value 7/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2014	Dividend Income
All Asset
Henderson Global Equity Income Fund	$-	$1,480,251	$-	$105,812	$-	$1,586,063	$65,808
Henderson Global Technology Fund	1,031,701	889,927	-	173,249	-	2,094,877	-
Henderson Strategic Income Fund	730,359	404,462	-	28,782	-	1,163,603	39,930
Henderson Unconstrained Bond Fund	-	2,963,302	-	5,867	-	2,969,169	13,302

The aggregate cost and value of affiliates at April 30, 2014 is $7,404,789 and $7,813,712, respectively. Investments in affiliates represented 10.51% of total net assets of the All Asset Fund as of April 30, 2014.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

5. Federal income tax cost basis
The US federal income tax basis of investments, excluding financial derivative instruments at April 30, 2014, and the gross unrealized appreciation and depreciation, were as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
All Asset	$70,326,132	$3,391,033	$(148,584)	$3,242,449
Dividend & Income Builder	20,464,068	1,496,267	(228,917)	1,267,350
Emerging Markets Opportunities	26,640,874	3,188,879	(2,133,931)	1,054,948
European Focus	2,104,442,548	266,431,483	(90,921,706)	175,509,777
Global Equity Income	2,711,150,860	264,967,339	(47,811,270)	217,156,069
Global Technology	272,076,824	88,207,619	(7,272,267)	80,935,352
High Yield Opportunities	27,575,884	802,110	(44,625)	757,485
International Opportunities	3,204,309,703	738,915,610	(156,875,903)	582,039,707
Strategic Income	37,954,798	3,439,879	(2,927,037)	512,842
Unconstrained Bond	26,392,897	773,447	(202)	773,245

6. Recently issued accounting pronouncements
In June 2013, the FASB issued ASU 2013-08, “Financials Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which sets forth a new approach for determining whether a public or private company is an Investment Company and sets certain measurement and disclosure requirements for an Investment Company. The amendments are effective for fiscal years beginning on or after December 15, 2013. An entity regulated under the 1940 Act would automatically qualify as an Investment Company for accounting purposes under Topic 946 and thus the Funds’ management believes the release will have no impact to the Funds.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:         /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      June 26, 2014

By:         /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:      June 26, 2014